N-2	Oct. 16, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002026098
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-280771
Investment Company Act File Number	811-23983
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Gladstone Alternative Income Fund
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
(fees paid directly from your investment)
:

	Class I Shares	Class A Shares	Class C Shares	Class U Shares
Maximum Initial Sales Charge (Load) Imposed on Purchases ( as a percentage of offering price )	None	5.75%	None	None (1)
Maximum Contingent Deferred Sales Charge	None	None	1.00%	None
Dividend Reinvestment Fees	None	None	None	None
Repurchase Fee (as a percentage of amount redeemed)	None (2)	None (2)	None (2)	None (2)

(1)
While neither we nor the Distributor impose a sales charge on Class I Shares, Class C Shares or Class U Shares, if you buy the Class U Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

(2)	Class C Shares redeemed during the first 365 days after their purchase may be subject to a contingent deferred sales charge.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses
(
as a percentage of net assets attributable to common Shares
)
:

	Class I Shares	Class A Shares	Class C Shares	Class U Shares
Management Fee (1)	1.25%	1.25%	1.25%	1.25%
Incentive Fee (2)	None	None	None	None
Interest Payments on Borrowed Funds (3)	1.83%	1.83%	1.83%	1.83%
Servicing Fee (4)	N/A	0.25%	0.25%	N/A
Distribution Fee (5)	N/A	N/A	0.75%	0.75%
Other Expenses (6)	3.40%	3.40%	3.40%	3.40%
Total Annual Fund Operating Expenses (7)	6.48%	6.73%	7.48%	7.23%

(1)
The management fee is calculated at an annual rate of 1.25%, payable monthly in arrears, accrued daily based upon our average daily net assets. “Net assets” means the total value of all our assets, less an amount equal to all of our accrued debts, liabilities and obligations and before taking into account any management or incentive fees payable or contractually due but not payable during the period.

(2)
The incentive fee is payable quarterly in arrears and equals 15.0% of our net investment income (before giving effect to any incentive fee) that exceeds 1.75% of our net assets at the end of the immediately preceding calendar quarter (the “Hurdle Rate”), subject to a “catch-up” feature. The incentive fee with respect to our pre-incentive
fee net investment income is payable quarterly to the Adviser and is computed as follows:

•	No incentive fee in any calendar quarter in which our pre-incentive fee net investment income does not exceed the Hurdle Rate;

•
100.0% of our
pre-incentive
fee net investment income with respect to that portion of such pre-incentive
fee net investment income, if any, that exceeds the Hurdle Rate but is less than 2.0588% of our net assets in any calendar quarter; and

•	15.0% of the amount of our pre-incentive fee net investment income, if any, that exceeds 2.0588% of our net assets in any calendar quarter.

(3)
We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. The figure in the table assumes that we borrow for investment purposes an amount equal to 25% of our weighted average net assets in the initial 12-month period
of the offering and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.33%. Our ability to incur leverage during the 12 months following the commencement of this offering depends, in large part, on the amount of money we are able to raise through the sale of Shares registered in this offering and the availability of financing in the market. We do not currently intend to issue preferred shares during the 12 months following effectiveness of the registration statement of which this prospectus forms a part.

(4)
Class A Shares and Class C Shares may charge a shareholder servicing fee of up to 0.25% per year. We may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed Shares. Such services may include electronic processing of client orders, electronic fund transfers between clients and us, account reconciliations with our transfer agent, facilitation of electronic delivery to clients of fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as we or the Adviser may reasonably request.

(5)
Class C Shares and Class U Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares and Class U Shares, respectively, and is payable on a quarterly basis. See “
Plan of Distribution
.”

(6)	“Other Expenses” are based on estimated amounts for the current fiscal year and assume average net assets of $75 million.

(7)	“Total Annual Fund Operating Expenses” does not reflect expected expense support payments made by the Adviser pursuant to its Expense Support and Conditional Reimbursement Agreement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The example illustrates the expenses that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return and payment of the maximum initial sales charge (load) applicable to such class of Shares and does not include any expense support from the Adviser.

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$64	$190	$312	$602
Class A Shares	$120	$243	$361	$640
Class C Shares	$74	$216	$352	$662
Class U Shares	$72	$210	$342	$647

The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the Other Expenses set forth in the Annual Fund Operating Expenses table above are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same each year, except to reduce annual expenses upon completion of organization and offering expenses and that all dividends and distributions are reinvested at
NAV
. Actual expenses may be greater or less than those assumed. Moreover, our actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Purpose of Fee Table , Note [Text Block]	This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Shares.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year and assume average net assets of $75 million.
Management Fee not based on Net Assets, Note [Text Block]	The management fee is calculated at an annual rate of 1.25%, payable monthly in arrears, accrued daily based upon our average daily net assets. “Net assets” means the total value of all our assets, less an amount equal to all of our accrued debts, liabilities and obligations and before taking into account any management or incentive fees payable or contractually due but not payable during the period.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, STRATEGIES AND PRINCIPAL RISKS
Investment Objective
Our primary investment objective is to (i) achieve and grow current income by investing primarily in debt securities of established businesses or real estate holding intermediaries that we believe will provide stable earnings and cash flow to pay expenses, make principal and interest payments on our outstanding indebtedness and make distributions to shareholders that grow over time; and (ii) provide our shareholders with long-term capital appreciation in the value of our assets by investing in equity securities of established businesses, including in connection with our debt investments, that we believe can grow over time to permit us to sell our equity investments for capital gains. No assurance can be given that our investment objective will be achieved, and you could lose all of your investment in us. Although no change is anticipated, our investment objective may be changed without shareholder approval upon 60 days’ notice to shareholders.
Investment Strategies
To achieve our investment objective, we will seek to invest in several categories of debt and equity securities, with individual investments in a particular portfolio company generally ranging from $1 million to $30 million, although investment size may vary, depending upon our total assets and available capital at the time of investment. We expect that our investment portfolio over time will consist of approximately 85% in debt securities (which we expect to consist primarily of directly originated loans, broadly syndicated loans or commercial real estate loans) and 15% in equity securities, at cost.
Direct Lending.
With respect to our directly originated loans, we intend to primarily focus on lower and middle market private businesses in the United States that meet certain criteria, including: our and the business’ forecasts regarding the business’ ability to maintain adequate free cash flow and the business’ ability to grow it over time, adequate assets for loan collateral, experienced management teams with a significant ownership interest in the portfolio company, reasonable capitalization of the portfolio company, including an ample equity contribution or cushion based on prevailing enterprise valuation multiples, market comparable and capitalization rates and the potential to realize appreciation and gain liquidity in our equity position, if any. We expect that such portfolio companies will generally have annual EBITDAs of between $2 million and $75 million, although the target annual EBITDA of our portfolio companies may increase as our portfolio grows. We will invest in portfolio companies that seek funds for management buyouts and/or for growth capital, to finance acquisitions, to recapitalize or, to a lesser extent, to refinance their existing debt facilities. We seek to avoid investing in high-risk, pre-revenue,
early-stage enterprises.
In general, we expect our investments in debt securities to have a term of no more than seven years, accrue interest at variable rates based on the
30-day
SOFR and, to a lesser extent, at fixed rates. We intend to seek debt instruments that pay interest monthly or, at a minimum, quarterly, and which may include a yield enhancement such as a success fee or, to a lesser extent, deferred interest provision and are primarily interest only, with all principal and any accrued but unpaid interest due at maturity. Generally, success fees are fees that accrue at a set or negotiated rate and are contractually due upon a change of control of the portfolio company. Some of our debt securities may have deferred interest whereby some portion of the interest payment is added to the principal balance so that the interest is paid, together with the principal, at maturity. This form of deferred interest is often called PIK interest.
Broadly Syndicated Loans.
Broadly syndicated loans are typically (i) originated and structured by banks on behalf of corporate borrowers with EBITDAs larger than those of the lower and middle market companies described above, (ii) distributed by the arranging bank to a diverse group of investors, (iii) rated by two or more credit rating agencies and (iv) relatively liquid and readily tradable as compared to the directly originated loans that comprise our direct lending strategy, as such loans are attractive to a larger number of market participants due to the credit ratings and large group of holders, and are traded by large financial institutions. The borrowers often use the proceeds of broadly syndicated loans for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings and financing capital expenditures. The broadly syndicated loans in which we invest may include loans that are considered “covenant-lite” loans, because of their lack of a full set of financial maintenance covenants. We may invest in broadly syndicated loans through assignments or participations.

Commercial Real Estate Loans.
We expect our investments in commercial real estate loans to take the form of (i) senior mortgage loans, which are privately negotiated mortgage loans that are secured by a first mortgage on the commercial properties, (ii) subordinated debt, which includes structurally subordinated first mortgage loans and junior participations in first mortgage loans that are secured by a first mortgage on the commercial property and (iii) mezzanine loans, which are subordinated to the first lien mortgage loans and are secured by either the borrower’s equity ownership in the property or a second lien mortgage on the property. We expect the commercial properties securing or underlying our real estate loans to be either office or industrial properties.
Equity Investments.
We expect our investments in equity securities to typically take the form of common stock, preferred stock, limited liability company interests, warrants or options to purchase any of the foregoing. We expect that these equity investments will often occur in connection with our original investment in, or buyouts and recapitalizations of, a business, or refinancing existing debt. We anticipate that liquidity in our equity positions will be achieved through a merger, acquisition, or recapitalization of the portfolio company, a public offering of the portfolio company’s stock or, to a lesser extent, by exercising our right to require the portfolio company to repurchase our warrants, as applicable, though there can be no assurance that we will always have these rights.
In order to have sufficient liquidity for the quarterly repurchases of the Shares, for cash management and for other purposes, we expect to invest a portion of our assets in U.S. Government securities, registered money market funds, commercial paper, bankers’ acceptances and repurchase agreements.
We may invest by ourselves or jointly with other funds and/or management of the portfolio company, depending on the opportunity. In July 2012, the SEC granted the Adviser the
Co-Investment
Order that expands our ability to
co-invest,
under certain circumstances, with certain of our affiliates, including Gladstone Capital and Gladstone Investment, each a business development company that is advised by the Adviser, and any future business development company or registered closed-end
management investment company that is advised (or
sub-advised
if it controls the fund) by the Adviser, or any combination of the foregoing, subject to the conditions in the
Co-Investment
Order. We believe the
Co-Investment
Order will enhance our ability to further our investment objective and strategies. If we are participating in an investment with one or more co-investors,
our investment is likely to be smaller than if we were investing alone. If we determine it would be beneficial to co-invest
in negotiated transactions with any REITs managed by the Adviser, the Adviser would seek an amendment to the
Co-Investment
Order to cover such affiliates.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The NAV of the Shares will fluctuate with and be affected by, among other things, various principal investment risks applicable to us and our investments, which are summarized below.
We are a new fund with no operating history.
We are recently organized. There can be no assurance that we will reach or maintain a sufficient asset size to effectively implement our investment strategy. We may not meet our investment objective and the value of your investment may decline substantially or be reduced to zero. In addition, our gross expense ratio may fluctuate during our initial operating period because of our relatively smaller asset size and, until we achieve sufficient scale, you may experience proportionally higher fund expenses than you would experience if you were a shareholder of a fund with a larger asset base. In addition, we are subject to all of the business risks and uncertainties associated with any new business enterprise.

Market conditions could negatively impact our business and volatility in the markets may make it more difficult to raise capital.
The market in which we will operate is affected by a number of factors that are largely beyond our control but can nonetheless have a potentially significant, negative impact on us. These factors include, among other things:

•	changes in interest rates and credit spreads;

•	the availability of credit, including the price, terms, and conditions under which it can be obtained;

•	the quality, pricing, and availability of suitable investments and credit losses with respect to our investments;

•	the ability to obtain accurate market-based valuations;

•	loan values relative to the value of the underlying assets;

•	default rates on the loans underlying our investments and the amount of related losses;

•	prepayment rates, delinquency rates and the timing and amount of servicer advances;

•	competition;

•	the actual and perceived state of the economy and capital markets generally;

•	amendments or repeals of legislation, or changes in regulations or regulatory interpretations thereof, and transitions of government, including uncertainty regarding any of the foregoing;

•	the national and global political environment, including war, armed conflicts, foreign relations and trading policies;

•	the impact of potential changes to the Code; and

•	the attractiveness of other types of investments relative to investments in lower and middle market companies generally.
Changes in these factors are difficult to predict, and a change in one factor could affect other factors, which could result in adverse effects to our business.
We may in the future have difficulty accessing debt and equity capital, and a severe disruption in the global financial markets or deterioration in credit and financing conditions could have a material adverse effect on our business. In addition, significant changes in the capital markets have had, and may in the future have, a negative effect on the valuations of our investments and on the potential for liquidity events involving our investments. Additionally, volatility in the U.S. repo market may affect other financial markets worldwide. An inability to raise capital, and any required sale of our investments for liquidity purposes or failure of our portfolio companies to realize liquidity events, could have a material adverse impact on our business.
We will operate in a highly competitive market for investment opportunities and the Adviser’s failure to identify and invest in securities that meet our investment criteria or perform its responsibilities under the Advisory

Agreement could cause us to suffer losses or underperform other funds with the same or similar investment objective or strategies.
The investments we will seek to make may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative, and therefore, an investment in the Shares may not be suitable for someone with lower risk tolerance.
There is competitive pressure in the marketplace for first and second lien secured debt, which can result in reduced yields on investment. A large number of entities will compete with us and make the types of investments that we seek to make in lower and middle market companies and commercial real estate loans. We will compete with public and private buyout funds, public and private credit funds and business development companies, commercial and investment banks, commercial financing companies and, to the extent that they provide an alternative form of financing, hedge funds. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which would allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the diversification requirements and other restrictions imposed on us by the 1940 Act and the Code. The competitive pressures we face could have a material adverse effect on our business. Also, as a result of this competition, we may not be able to take advantage of attractive investment opportunities from time to time and we can offer no assurance that we will be able to identify and make investments that are consistent with our investment objective. We do not seek to compete primarily based on the interest rates we offer, and we believe that some of our competitors may make loans with interest rates that will be comparable to or lower than the rates we offer. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms, and structure, we may experience decreased net interest income and increased risk of credit loss.
Our ability to achieve our investment objective will depend on our ability to grow, which in turn will depend on the Adviser’s ability to identify and invest in securities that meet our investment criteria. Accomplishing this result on a cost-effective basis will be largely a function of the Adviser’s structuring of the investment process, its ability to provide competent and efficient services to us, and our access to financing on acceptable terms. The Adviser’s senior management team has substantial responsibilities under the Advisory Agreement. In order to grow, the Adviser will need to hire, train, supervise, and manage new employees successfully. Any failure to manage our future growth effectively would likely have a material adverse effect on our business, financial condition and results of operations.
Our investments in lower and middle market companies will be extremely risky and could cause you to lose all or a part of your investment.
Investments in lower and middle market companies are subject to a number of significant risks including the following:

•
Lower and middle market companies are likely to have greater exposure to economic downturns than larger businesses
. Our portfolio companies may have fewer resources than larger businesses, and thus any economic downturns or recessions are more likely to have a material adverse effect on them and the end markets in which they operate. If one of our portfolio companies is adversely impacted by a recession, its ability to repay our loan or engage in a liquidity event, such as a sale, recapitalization or initial public offering would be diminished.

•	Lower and middle market companies may have limited financial resources and may not be able to repay the loans we make to them . Our strategy includes providing financing to portfolio companies that typically do not have readily available access to financing. While we believe that this provides an attractive opportunity for us to generate profits, this may make it difficult for the portfolio companies to repay their loans to us upon maturity. A borrower’s ability to repay its loan may be adversely affected by numerous factors, including the failure to meet its business plan, a downturn in its industry, or negative economic conditions, including those created by the current market environment. Deterioration in a borrower’s financial condition and prospects usually will be accompanied by deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guaranties we may have obtained from the borrower’s management. In some of our portfolio companies, we expect to be subordinated to a senior lender, and our interest in any collateral would, accordingly, likely be subordinate to another lender’s security interest.

•
Lower and middle market companies typically have narrower product lines and smaller market shares than large businesses.
Because our target portfolio companies are lower and middle market businesses, they tend to be more vulnerable to competitors’ actions, supply chain issues and market conditions, as well as general economic downturns. In addition, our portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial, or technical personnel.

•
There is generally little or no publicly available information about these businesses
. Because we will seek to invest in privately owned businesses, there generally will be little or no publicly available operating and financial information about our potential portfolio companies. As a result, we will rely on our officers, the Adviser and its employees, other affiliated entities and certain consultants to perform due diligence investigations of these portfolio companies, their operations and their prospects. The Adviser generally does not have the ability or resources to independently verify or audit the financial information disseminated by the numerous issuers in which we may invest, and accordingly it will be dependent upon the integrity of both the management of these issuers and such issuers’ financial reporting process in general. We may not learn all of the material information we need to know regarding these businesses through our investigations to make a well-informed investment decision.

•
Lower and middle market companies generally have less predictable operating results
. We expect that our portfolio companies may have significant variations in their operating results, may from time to time be exposed to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, may otherwise have a weak financial position, or may be adversely affected by changes in the business cycle. Our portfolio companies may not meet net income, cash flow, and other coverage tests typically imposed by their senior lenders. A borrower’s failure to satisfy financial or operating covenants imposed by senior lenders could lead to defaults and, potentially, foreclosure on its senior credit facility, which could additionally trigger cross-defaults in other agreements. If this were to occur, it is possible that the borrower’s ability to repay any of our loans would be jeopardized.

•
Lower and middle market companies are more likely to be dependent on one or two persons
. Typically, the success of a lower and middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability, or resignation of one or more of these persons could have a material adverse impact on our certain of our portfolio companies and, in turn, on us.

•
Lower and middle market companies may have limited operating histories
. While we will focus on stable companies with proven track records, we may make loans to new companies that meet our other investment criteria. Portfolio companies with limited operating histories will be exposed to all of the operating risks that new businesses face and may be particularly susceptible to, among other risks, market downturns, competitive pressures and the departure of key executive officers.

•
Debt securities of lower and middle market companies typically are not rated by a credit rating agency
. Typically, a lower and middle market private business cannot or will not expend the resources to have its debt securities rated by a credit rating agency. We expect that most, if not all, of the debt securities we acquire will be unrated. Investors should assume that these loans would be at rates below “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered high risk as compared to investment-grade debt instruments. High yield securities typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities.

•
Lower and middle market companies may be highly leveraged
. Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

•
Lower and middle market companies may operate in regulated industries or provide services to governments
. Some of our portfolio companies may operate in regulated industries and/or provide services to federal, state or local governments, or operate in industries that provide services to regulated industries or federal, state or local governments, any of which could lead to delayed payments for services or subject the company to changing payment and reimbursement rates or other terms.

Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies and/or we could be subject to lender liability claims.
We will seek to invest primarily in debt securities issued by our portfolio companies. In some cases, portfolio companies will be permitted to have other debt that ranks equally with, or senior to, the debt securities in which we invest. By their terms, such debt instruments may provide that the holders thereof are entitled to receive payment of interest and principal on or before the dates on which we are entitled to receive payments in respect of the debt securities in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization, or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution in respect of our investment. Furthermore, in the case of debt ranking equally with debt securities in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization, or bankruptcy of a portfolio company.
In addition, even though we have structured some of our investments as senior loans, if one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, a bankruptcy court might re-characterize
our debt investments and subordinate all, or a portion, of our claims to that of other creditors. After repaying such senior creditors, such portfolio company may not have any remaining assets to use to repay its obligation to us. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business, in instances in which we exercised control over the borrower.

The lack of liquidity of our privately held investments may adversely affect our business.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act and our investment guidelines, we will generally make investments in private companies whose securities are not traded in any public market. In addition to the general risks to which all securities are subject, securities not traded in any public market generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that we would like or at the price that we believe such investments are currently worth. Substantially all of the investments we expect to acquire will be subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. Illiquid securities may become harder to value, especially in changing markets. The illiquidity of our investments may make it difficult for us to quickly obtain cash equal to the value at which we record our investments if the need arises. This could cause us to miss important investment opportunities to the extent we do not have other sources of capital available. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may record substantial realized losses upon liquidation. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
Because we expect that the majority of the loans we make and equity securities we receive when we make loans will not be publicly traded, there will be uncertainty regarding the value of our privately held securities.
The majority of our portfolio investments are expected to be in the form of securities that are not publicly traded. The fair value of securities and other investments that are not publicly traded may not be readily determinable. In valuing our investment portfolio, several techniques will be used, including, a total enterprise value approach, a yield analysis, market quotes, and independent third-party assessments. A third-party valuation firm will provide estimates of fair value on our proprietary debt investments. Another third-party valuation firm will be used to provide valuation inputs for our significant equity investments, including earnings multiple ranges, as well as other information. In addition to these techniques, other factors will be considered when determining fair value of our investments, including: the nature and realizable value of the collateral, including external parties’ guaranties; any relevant offers or letters of intent to acquire the portfolio company; and the markets in which the portfolio company operates.
Fair value measurements of our investments may involve subjective judgments and estimates and due to the inherent uncertainty of determining these fair values, the determination of fair value may fluctuate from period to period. Additionally, changes in the market environment and other events that may occur over the life of the investment may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities, and any investments that include original issue discount (“OID”) or PIK interest may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of their deferred payments and the value of their underlying collateral. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we could realize significantly less than the value at which it is recorded.
Our NAV would be adversely affected if the fair value of our investments are higher than the values that we ultimately realize upon the disposal of such securities.
Changes in interest rates may negatively impact our investments and have an adverse effect on our business.
Generally, interest rate fluctuations and changes in credit spreads on floating rate loans may have a negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our rate of return on invested capital, our net investment income and our NAV. As interest rates increase, generally, the cost of borrowing increases, which may affect our ability to make new investments on favorable terms or at all. A substantial portion of our debt investments are expected to have variable interest rates that reset periodically and are generally expected to be based on the SOFR. Rising interest rates could increase debt service obligations for our portfolio companies and, therefore, may affect our business. In addition, to the extent that increases in interest rates make it difficult or impossible to make payments on outstanding indebtedness to us or other financial sponsors or refinance debt that is maturing in the near term, some of our portfolio companies may be unable to repay such debt at maturity and may be forced to sell assets, undergo a recapitalization or seek bankruptcy protection. Rising interest rates could also cause borrowers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of our floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities. There can be no guarantee the Federal Reserve Board will implement additional rate increases at a gradual pace, nor can there be any assurance that markets will not adversely react to rate increases. Additional increases in interest rates could have a negative effect on our investments, which could negatively impact our business.
Conversely, reduced interest rates could result in a decrease in our total investment income unless offset by interest rate floors or an increase in the spread of our debt investments with variable interest rates. In addition, our net investment income could decrease if we are unable to refinance our fixed rate debt obligations or issue new fixed rate debt at lower rates. In addition, when interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require the Adviser and its investment professionals to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans.
Also, the fair value of certain of our debt investments is based, in part, on the current market yields or interest rates of similar securities. A change in interest rates could have a significant impact on the determination of the fair value of these debt investments. In addition, a change in interest rates could also have an impact on the fair value of any hedging arrangements then in effect that could result in the recording of unrealized appreciation or depreciation in future periods. Therefore, adverse developments resulting from changes in interest rates could have a material adverse effect on our business.
A change in interest rates may adversely affect our profitability and any hedging strategy we adopt may expose us to additional risks.
We anticipate using a combination of equity and borrowings to finance our investment activities. As a result, a portion of our income will depend upon the spread between the rate at which we borrow funds and the rate at which we loan these funds. An increase or decrease in interest rates could reduce the spread between the rate at which we invest and the rate at which we borrow, and thus, adversely affect our profitability if we have not appropriately hedged against such event. Alternatively, interest rate hedging arrangements may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio.
Our financial results could be negatively affected if a significant portfolio investment fails to perform as expected.
Our total investment in one or more companies may be significant individually or in the aggregate. As a result, if a significant investment in one or more companies fails to perform as expected, our financial results could be more negatively affected and the magnitude of the loss could be more significant than if we had made smaller investments in more companies. Any disposition of a significant investment in one or more portfolio companies may negatively impact our net investment income and limit our ability to pay distributions.

We expect to invest in transactions involving acquisitions, buyouts and recapitalizations of companies, which will subject us to the risks associated with change in control transactions.
Our strategy, in part, includes making debt and
non-control
equity investments in companies in connection with acquisitions, buyouts, and recapitalizations, which subjects us to the risks associated with change in control transactions. Change in control transactions often present a number of uncertainties. Companies undergoing change in control transactions often face challenges retaining key employees and maintaining relationships with customers and suppliers. While we hope to avoid many of these difficulties by participating in transactions where the management team is retained and by conducting thorough due diligence in advance of our decision to invest, if our portfolio companies experience one or more of these problems, we may not realize the value that we expect in connection with our investments, which would likely harm our operating results, financial condition, and cash flows.
Our investments typically will be long-term and will require several years to realize liquidation events.
Since we generally will make loans with a term of up to seven years and hold our loans and equity positions until the loans mature and/or we exit the investment, investors should not expect realization events, if any, to occur over the near term. In addition, we expect that any equity investments may require several years to appreciate in value and we cannot give any assurance that such appreciation will occur or ultimately be realized.
We may be subject to risks associated with broadly syndicated loans.
Our investments are expected to include broadly syndicated loans that were not originated by us. Under the documentation for such loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds
in commitments and/or principal amount of the associated indebtedness. Accordingly, we may be precluded from directing such actions unless we or our investment adviser is the designated administrative agent or collateral agent or we act together with other holders of the indebtedness. If we are unable to direct such actions, we cannot assure you that the actions taken will be in our best interests.
There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, we may be unable to remove the agent in circumstances in which removal would be in our best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.
We may invest in assignments and participations
.
We may acquire loans through assignments or participations of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and we may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest and not directly with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, we generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and we may not directly benefit from the collateral supporting the debt obligation in which we have purchased the participation. As a result, we will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, we will not be able to conduct the same level of due diligence on a borrower or the quality of the loan with respect to which we are buying a participation as we would conduct if we were investing directly in the loan. This difference may result in us being exposed to greater credit or fraud risk with respect to such loans than we expected when initially purchasing the participation.
We may invest in “covenant-lite” loans.
Some of the loans in which we invest may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The commercial real estate loans we acquire may be subject to delinquency, foreclosure and loss, any or all of which could result in losses to us.
Commercial real estate loans are secured by commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by various risk to which commercial real estate is subject including tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties (including properties located in opportunity zones), changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, environmental, climate and other
ESG-related
legislation and tax legislation, acts of God, regional, national or global outbreaks, epidemics and pandemics, geopolitical events, terrorism, social unrest, civil disturbances or other calamities.
In the event of any default under a commercial real estate loan held by us, we will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the loan, which could have a material adverse effect on our cash flow from operations. In the event of the bankruptcy of a commercial real estate loan borrower, the loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is
unenforceable
under state law.
Foreclosure of a commercial real estate loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed loan.
We may need to foreclose on certain of the real estate loans we originate or acquire and may take title to the properties securing such loans.
We may find it necessary or desirable to foreclose on certain of the commercial real estate loans we originate or acquire, and the foreclosure process may be lengthy and expensive. If we foreclose on an asset, we may take title to the property securing that asset, and if we do not or cannot sell the property, we would then come to own and operate it as “real estate owned.” Owning and operating real property involves risks that are different than the risks faced in owning an asset secured by that property. The costs associated with operating and redeveloping a property, including any operating shortfalls and significant capital expenditures, could materially and adversely affect our results of operations, financial conditions and liquidity. In addition, the liquidation proceeds upon sale of the underlying real estate may not be sufficient to recover our cost basis in the loan, resulting in a loss to us.
A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could adversely affect our business, financial condition and results of operations.
Borrowers may be less able to pay principal and interest on our commercial real estate loans during periods of economic slowdown, a lengthy or severe recession. Further, declining real estate values (caused by a recession or slowdown or otherwise) significantly increase the likelihood that we will incur losses on our commercial real estate loans in the event of default because the value of our collateral may be insufficient to cover our cost on the loan, which could have a material and adverse effect on our results of operations and financial condition.
Any
B-Notes
or mezzanine real estate debt we acquire may be subject to losses. The
B-Notes
we acquire may be subject to additional risks relating to the privately negotiated structure and terms of the transaction, which may result in losses to us.
We may originate or acquire
B-Notes.
If a borrower under a
B-Notes
defaults, there may not be sufficient funds remaining for B Note holders after payment to the
A-Note
holders. Since each transaction is privately negotiated,
B-Notes
can vary in their structural characteristics and risks. For example, the rights of holders of
B-Notes
to control the process following a borrower default may be limited in certain investments. We cannot predict the terms of each
B-Note
investment.
Similarly, we may originate or acquire mezzanine loans. In the event a borrower defaults on a loan and lacks sufficient assets to satisfy our loan, we may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, we may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. In addition, mezzanine loans are by their nature structurally subordinated to more senior property level financings. If a borrower defaults on our mezzanine loan or on debt senior to our loan, or in the event of a borrower bankruptcy, our mezzanine loan will be satisfied only after the property level debt and other senior debt is paid in full. Significant losses related to our
B-Notes
or mezzanine loans could adversely affect our financial condition and results of operations.
We may invest in equities of companies or preferred stock.
We may invest in equities of companies. The value of such equities, which oftentimes are not publicly traded or liquid, will rise and fall in response to the activities of the company that issued the securities, general market conditions, and/or specific economic or political conditions. Equity investments, as the most junior security in a company’s capital structure, generally involve a high risk of loss and typically are subject to significant volatility in price.
Because preferred stock represents an equity ownership interest in a company and is typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, they are generally subject to greater credit risk than those debt instruments. Accordingly, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Volatility in the capital markets may make it more difficult to raise capital and may adversely affect the valuations of our investments.
Given the volatility and dislocation that the capital markets have experienced from time to time, we may in the future face a challenging environment in which to raise capital. We may in the future have difficulty accessing debt and equity capital, and a severe disruption in the global financial markets or deterioration in credit and financing conditions could have a material adverse effect on our business, financial condition, results of operations, and cash flows. In addition, significant changes in the capital markets have had, and may in the future have, a negative effect on the valuations of our investments and on the potential for liquidity events involving our investments. Additionally, volatility in the U.S. repo market may affect other financial markets worldwide. An inability to raise capital, and any required sale of our investments for liquidity purposes or failure of our portfolio companies to realize liquidity events, could have a material adverse impact on our business, financial condition, results of operations, or cash flows.
We may experience fluctuations in our semi-annual and annual results based on the impact of inflation in the United States.
Certain of our portfolio companies may be in industries that have been and, in the future, may be impacted by inflation, such as consumer goods and services and manufacturing. Our portfolio companies may not be able to pass on to customers increases in their costs of operations which could greatly affect their operating results, impacting their ability to repay our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.
Any unrealized depreciation we experience on our investment portfolio may be an indication of future realized losses, which could reduce our income available for distribution.
We are required to carry our investments at market value or, if no market value is ascertainable, at fair value. We will record decreases in the market values or fair values of our investments as unrealized depreciation. Any unrealized depreciation in our investment portfolio could result in realized losses in the future and ultimately in reductions of our income available for distribution to shareholders in future periods.
Changes in laws or regulations governing our operations, or changes in the interpretation thereof, and any failure by us to comply with laws or regulations governing our operations may adversely affect our business.
We and our portfolio companies are subject to regulation by laws at the local, state and federal levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Accordingly, any change in these laws or regulations, or their interpretation, or any failure by us or our portfolio companies to comply with these laws or regulations may adversely affect our business.
When we are a debt or
non-control
equity investor in a portfolio company, which we expect will generally be the case, we may not be in a position to control the entity, and its management may make decisions that could decrease the value of our investment.
A significant number of our investments are expected to be either debt or non-control
equity investments in our portfolio companies. These investments may involve risks not
inherent in other types of investment vehicles. For example, we generally will not be involved in the day-to-day
operations and decision making of our portfolio companies, even though we may have board observation rights and our debt agreement may contain certain restrictive covenants. As a result, we are and will remain subject to the risk that a portfolio company may make business decisions with which we disagree, and the shareholders and management of such company may take risks or otherwise act in ways
that do not serve our best interests. As a result, a portfolio company may make decisions that could decrease the value of our debt investments.

In addition, we will generally not be in a position to control any portfolio company by investing in its debt securities. This is particularly true when we invest in club and syndicated loans, the latter of which are loans made by a larger group of investors whose investment objectives may not be completely aligned with ours. We therefore are subject to the risk that other lenders in these investments may make decisions that could decrease the value of our portfolio holdings.
The potential to acquire confidential or material
non-public
information or be restricted from initiating transactions in certain securities may adversely affect our business.
By reason of their responsibilities in connection with the investment activities and the review of potential investments for us, the Adviser and its investment professionals and certain of its officers, directors, employees, agents and affiliates may acquire confidential or material non-public
information or be restricted from initiating transactions in certain securities. Due to these restrictions, we may face restrictions on our ability to liquidate an investment in a portfolio company that we might otherwise have initiated, and we may not be able to dispose of an investment that we otherwise might have disposed.
Our business plan is dependent upon external financing, which is constrained by the limitations of the 1940 Act.
Our business will require a substantial amount of cash to operate and grow. We expect to acquire a portion of such additional capital from the issuance of “senior securities representing indebtedness” (such as borrowings under a credit facility) or “senior securities that are stock” (such as preferred shares) up to the maximum amount permitted by the 1940 Act.
The 1940 Act currently restricts us, a registered
closed-end
fund, from issuing senior securities representing indebtedness unless our total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33
1
⁄
3
% of our total net assets, including assets attributable to such leverage). In addition, we are not permitted to declare any cash dividend or other distribution on Shares unless, at the time of such declaration, this asset coverage test is satisfied. In addition, the 1940 Act currently restricts us from issuing senior securities representing stock unless immediately after such issuance the value of our total net assets is at least 200% of the liquidation value of our outstanding senior securities representing stock, plus the aggregate amount of any senior securities representing indebtedness (effectively limiting the use of leverage through all senior securities to 50% of our total net assets).
We expect to finance certain of our investments with borrowed money, which will magnify the potential for gain or loss on amounts invested and may increase the risk of investing in us.
The use of leverage, including through the issuance of senior securities that are debt or stock, magnifies the potential for gain or loss on amounts invested. The use of leverage could be considered a speculative investment technique and increases the risks associated with investing in the Shares. In the future, we may borrow from banks and other lenders or issue preferred stock. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on your investment will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on your investment will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable us to magnify our exposure beyond our investment.
Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of our NAV; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to our shareholders or will result in fluctuations in the dividends paid on the

Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if we were not leveraged; (iv) if we use leverage, the incentive fee payable to the Adviser may be higher than if we did not use leverage and may provide a financial incentive to the Adviser to increase our use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.
A decline in our NAV could affect our ability to make dividend payments to shareholders. The failure to pay dividends or make distributions could cause us to cease to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. If the asset coverage for preferred shares or borrowings declines to less than 200% or 300%, respectively (as a result of market fluctuations or otherwise), we may be required to sell a portion of our investments when it may be disadvantageous to do so.
All costs and expenses related to any form of leverage we use will be borne entirely by our shareholders.
Prepayments of our investments by our portfolio companies could adversely impact our business.
In addition to risks associated with delays in investing our capital, we are also subject to the risk that investments we make in our portfolio companies may be repaid prior to maturity. In general, we would first use any proceeds from prepayments to repay any borrowings outstanding on any credit facility or other outstanding leverage. In the event that funds remain after repayment of any outstanding borrowings or other leverage, then we will generally reinvest these proceeds in government securities, pending their future investment in new debt and/or equity securities. These government securities will typically have substantially lower yields than the debt securities being prepaid and we could experience significant delays in reinvesting these amounts. In addition, once the proceeds have been reinvested in new portfolio companies, the yields on such new investments may also be lower than the yields on the debt securities being repaid. As a result, our business could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us.
Portfolio company litigation or other litigation or claims against us could result in additional costs and the diversion of management time and resources.
In the course of investing in certain of our portfolio companies, certain persons employed by the Adviser may serve as directors on the boards of such companies. To the extent that litigation arises out of our investments in these companies or otherwise, even if without merit, we or such employees may be named as defendants in such litigation, which could result in additional costs, including defense costs, and the diversion of management time and resources. We may be unable to accurately estimate our exposure to litigation risk if we record balance sheet reserves for probable loss contingencies. As a result, any reserves we establish to cover any settlements or judgments may not be sufficient to cover our actual financial exposure, which may have a material impact on our results of operations, financial condition, or cash flows.
While we believe we would have valid defenses to potential claims brought due to our investment in any portfolio company, and will defend any such claims vigorously, we may nevertheless expend significant amounts of money in defense costs and expenses. Further, if we enter into settlements or suffer an adverse outcome in any litigation, we could be required to pay significant amounts. In addition, if any of our portfolio companies become subject to direct or indirect claims or other obligations, such as defense costs or damages in litigation or settlement, our investment in such companies could diminish in value and we could suffer indirect losses. Further, these matters could cause us to expend significant management time and effort in connection with assessment and defense of any claims.
The disposition of our investments may result in contingent liabilities.
We expect that substantially all of our investments will involve private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the underlying portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to certain potential liabilities. These arrangements may result in contingent liabilities that ultimately yield funding obligations that must be satisfied through our return of certain distributions previously made to us.
Complying with the RIC requirements may be difficult in light of our investments and operations.
In order to qualify as a RIC under Subchapter M of the Code, we must meet certain income source, asset diversification, and annual distribution requirements. The annual distribution requirement is satisfied if we distribute at least 90% of our investment company taxable income to our shareholders on an annual basis. Because we use leverage, we are subject to certain asset coverage ratio requirements under the 1940 Act and could, under certain circumstances, be restricted from making distributions necessary to qualify as a RIC. Warrants we receive with respect to debt investments generally create OID, which we must recognize as ordinary income over the term of the debt investment. Similarly, PIK interest which is accrued generally over the term of the debt investment but not paid in cash, is recognized as ordinary income. Both OID and PIK interest will increase the amounts we are required to distribute to maintain our RIC status. Because such OIDs and PIK interest will not produce distributable cash for us at the same time as we are required to make distributions, we will need to use cash from other sources to satisfy such distribution requirements. Additionally, we must meet asset diversification and income source requirements at the end of each calendar quarter. If we fail to meet these tests, we may need to quickly dispose of certain investments to prevent the loss of RIC status. Since most of our investments will be illiquid, such dispositions, if even possible, may not be made at prices advantageous to us and may result in substantial losses. If we fail to qualify as a RIC as of a calendar quarter or annually for any reason and become fully subject to U.S. federal corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the actual amount distributed. Such a failure would have a material adverse effect on us and our Shares.
Some of our debt investments may include success fees that would generate payments to us if the business is ultimately sold. Because the satisfaction of the conditions to receive these success fees, and the ultimate payment of these fees, is uncertain, we generally only recognize them as income when the payment is received. Success fee amounts are characterized as ordinary income for tax purposes and, as a result, we are required to distribute such amounts to our shareholders in order to maintain RIC status. The requirements for us to qualify as a RIC and certain other additional tax risks associated with investments in us are discussed in “
Tax Matters
” in this prospectus.
If for any taxable year we were to fail to qualify as a RIC under Subchapter M of the Code, all of our taxable income would be subject to tax at regular corporate rates without any deduction for distributions.
We are
“non-diversified,”
which means that we may invest a significant portion of our assets in the securities of a small number of issuers than a diversified fund.
Investments in our portfolio may be in a limited number of companies and industries, which subjects us to an increased risk of significant loss if any one of these companies does not repay us or if the industries experience downturns. A consequence of a limited number of investments is that the aggregate returns we realize may be substantially adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of any one investment. We are more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Beyond our regulatory and income tax diversification requirements and our policy to not invest more than 25% of our assets in issuers in a single industry, we do not have fixed guidelines for industry concentration and our investments could potentially be limited to companies in relatively few industries.
Although we will not employ an industry or sector focus, the percentage of our assets invested in specific industries or sectors will increase from time to time based on the Adviser’s perception of investment opportunities. If we invest a significant portion of our assets in a particular industry or sector, we are subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases we would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors.
While we do not intend to invest 25% or more of our total assets in a particular industry or group of industries at the time of investment, it is possible that as the values of our portfolio companies change, one industry or a group of industries may comprise in excess of 25% of the value of our total assets.
We will offer to repurchase a limited percent of Shares each quarter, which may affect our ability to be fully invested or force us to maintain a higher percentage of our assets in liquid investments and may also have the effect of increasing transaction costs and reducing returns to shareholders.
As described in the section entitled “
Periodic Repurchase Offers
” beginning on page 56 of this prospectus, we are an “interval fund” and, in order to provide liquidity to shareholders, we will, subject to applicable law, conduct quarterly repurchase offers of our outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of our outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. We currently expect to conduct quarterly repurchase offers for 5% of our outstanding Shares under ordinary circumstances. We believe that these repurchase offers are generally beneficial to our shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.
Repurchase offers and the need to fund repurchase obligations may affect our ability to be fully invested or force us to maintain a higher percentage of our assets in liquid investments, which may harm our investment performance. Moreover, diminution in the size of our portfolio through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Shares, may limit our ability to participate in new investment opportunities or to achieve our investment objective. We may accumulate cash by holding back (
i.e.,
not reinvesting) payments received in connection with our investments. We believe that payments received in connection with our investments will generate sufficient cash to meet the maximum potential amount of our repurchase obligations. If at any time cash and other liquid assets held by us are not sufficient to meet our repurchase obligations, we intend, if necessary, to sell investments. If we employ investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if we borrow to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing our expenses and reducing any net investment income.
Our repurchase of Shares decreases our assets and, therefore, may have the effect of increasing our expense ratio. In addition, if we are required to sell investments to fund repurchases, our repurchase of Shares may increase our portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of our outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of our outstanding Shares as of the date of the Repurchase Request Deadline, we will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that we invest a portion of our portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.
In addition, our repurchase of Shares may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase. Furthermore, our use of cash to repurchase Shares could adversely affect our ability to satisfy the distribution requirements for treatment as a RIC. We could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax. See “
Tax Matters
” below.
Because the Shares do not trade on a national securities exchange and we will only offer to repurchase a limited percent of Shares each quarter, your ability to liquidate your investment may be substantially limited.
We are designed for long-term investors and not as a trading vehicle. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid portfolio investments within an illiquid fund. We are not a suitable investment for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, we will only offer to repurchase a limited percent of Shares each quarter. Unlike many closed-end
funds, the Shares are not listed for trading on any national securities exchange and we do not currently intend to list the Shares for trading on any national securities exchange, nor we do not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and, if we were to use leverage in the future, this volatility will increase.
Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, or the operations of businesses in which we invest, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business.
As the use of technology has become more prevalent in the course of business, the Adviser and our service providers have become more susceptible to operational and information security risks. Although the Adviser has implemented, and will continue to implement, security measures, its technology platform may be vulnerable to intrusion, computer viruses, ransomware attacks, phishing schemes, or similar disruptive problems caused by cyber incidents. A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the Adviser’s information resources or those of our service providers or portfolio companies. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to the Adviser’s information systems or those of our service providers or portfolio companies for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, costs to repair system damage, increased cybersecurity protection and insurance costs, litigation and damage to the Adviser’s business relationships or those of our service providers or portfolio companies. Other ways in which the business operations of the Adviser or those of our service providers or portfolio companies may be impacted include interference with the ability to value our portfolio, the unauthorized release of personal identifiable information or confidential information, and violations of applicable privacy, recordkeeping and other laws.
As the Adviser’s and our service providers’ or portfolio companies’ reliance on technology has increased, so have the risks posed to information systems. The Adviser has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as its increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, the value of our portfolio or confidential information will not be negatively impacted by such an incident. Furthermore, the Adviser cannot control the cyber security systems of our service providers or portfolio companies. In addition, any such incident, disruption or other loss of information could result in legal claims or proceedings, liability under laws that protect the privacy of personal information, and regulatory penalties, disrupt the Adviser’s operations, and damage our and its reputations, resulting in a loss of confidence in our services and its services, which could adversely affect our business.
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology pose risks to us and our portfolio companies. We and our portfolio companies could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to us, also use artificial intelligence and machine learning technology in their business activities. We and our portfolio companies may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. To the extent that we or our portfolio companies are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on our Company or our investments.
Artificial intelligence and machine learning technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
We are subject to risks related to corporate social responsibility.
Our business (including that of our portfolio companies) may face public scrutiny related to environmental, social and governance (“ESG”) activities, which are increasingly considered to contribute to the long-term sustainability of a company’s performance. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized. Adverse incidents with respect to ESG activities could impact the value of our brand, our relationship with future portfolio companies, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations.
Additionally, new regulatory initiatives related to ESG that are applicable to us and our portfolio companies could adversely affect our business. The SEC has adopted rules that, among other matters, establish a framework for reporting of climate-related risks and other ESG-related rules have been proposed and these or similar rules may be adopted in the future. Compliance with these rules may be onerous and expensive. Further, compliance with any new laws, regulations or disclosure obligations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our portfolio companies conduct our businesses and adversely affect our profitability.

We are dependent on information systems and systems failures could significantly disrupt our business.
Our business is dependent on services provided by the Adviser and other service providers including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Any failure or interruption of the systems of those parties could cause delays or other problems in our activities. We are also subject to the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider; each of which may negatively our performance. For example, trading delays or errors could prevent us from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for our Shares on a timely basis. Similar types of risks also are present for issuers of securities in which we invest, which could result in material adverse consequences for such issuers, and may cause our investment in such securities to lose value. In addition, the financial, accounting, data processing, backup or other operating systems and facilities of our service providers may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond the control of our service providers and adversely affect our business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the NAV of our Shares and our ability to pay dividends to our shareholders.
We are dependent upon the key management personnel of the Adviser, particularly David Gladstone, John Sateri, Terry Lee Brubaker and Laura Gladstone, and on the continued operations of the Adviser for our future success.
We have no employees. Our executive officers and the employees of the Adviser will not spend all of their time managing our activities and our investment portfolio. We are particularly dependent upon David Gladstone, John Sateri, Terry Lee Brubaker and Laura Gladstone for their experience, skills and networks. Our executive officers and the employees of the Adviser will allocate some, and in some cases a material portion, of their time to businesses and activities that are not related to our business. We have no separate facilities and are completely reliant on the Adviser, which has significant discretion as to the implementation and execution of our business strategies and risk management practices. We are subject to the risk of discontinuation of the Adviser’s operations or termination of the Advisory Agreement and the risk that, upon such event, no suitable replacement will be found. We believe that our success depends to a significant extent upon the Adviser and that discontinuation of its operations or the loss of its key management personnel could have a material adverse effect on our ability to achieve our investment objective.
Our success will depend on the Adviser’s ability to attract and retain qualified personnel in a competitive environment.
The Adviser experiences competition in attracting and retaining qualified personnel, particularly investment professionals and senior executives, and we may be unable to maintain or grow our business if the Adviser cannot attract and retain such personnel. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including its ability to offer competitive wages, benefits and professional growth opportunities. The Adviser competes with investment funds (such as private equity funds and private credit funds) and traditional financial services companies for qualified personnel, many of which have greater resources than us. Searches for qualified personnel may divert management’s time from the operation of our business. Strain on the existing personnel resources of the Adviser, in the event that it is unable to attract experienced investment professionals and senior executives, could have a material adverse effect on our business.
The Adviser can resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right to resign under the Advisory Agreement at any time upon not less than 60 days’ written notice, whether we have found a replacement or not. If the Adviser resigns, we may not be able to find a new investment adviser with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our business as well as our ability to pay distributions are likely to be adversely affected and the NAV of our Shares may decline. Even if we are able to retain comparable management, the integration of such management and their lack of familiarity with our investment objective and strategies may result in additional costs and time delays that may adversely affect our business.
The Adviser’s liability is limited under the Advisory Agreement, and we are required to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
The Adviser has not assumed any responsibility to us other than to render the services described in the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser will not be liable to us for their acts under the Advisory Agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their duties and obligations under the Advisory Agreement. We have agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser with respect to all damages, liabilities, costs and expenses arising out of or otherwise based upon the performance of any of the Adviser’s duties or obligations under the Advisory Agreement or otherwise as an investment adviser for us, and not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their duties and obligations under the Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
There are significant potential conflicts of interest, including with the Adviser, which could impact our investment returns.
Our executive officers and Trustees, and the officers and directors of the Adviser, serve or may serve as officers, directors, or principals of entities that operate in the same or a related line of business as we do or of investment funds managed by our affiliates. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in our or our shareholders’ best interests. Moreover, the Adviser may establish or sponsor other investment vehicles which from time to time may have potentially overlapping investment objectives with ours and accordingly may invest in, whether principally or secondarily, asset classes we target. While the Adviser generally has broad authority to make investments on behalf of the investment vehicles that it advises, the Adviser has adopted investment allocation procedures to address these potential conflicts. Nevertheless, the management of the Adviser may face conflicts in the allocation of investment opportunities to other entities it manages. As a result, it is possible that we may not be given the opportunity to participate in certain investments made by other funds managed by the Adviser.

Our incentive fee may induce the Adviser to make certain investments, including speculative investments.
The advisory fees payable pursuant to the Advisory Agreement may cause the Adviser to invest in high-risk investments or take other risks. In addition to its management fee, the Adviser is entitled under the Advisory Agreement to receive incentive compensation based in part upon our achievement of specified levels of income. In evaluating investments and other management strategies, the opportunity to earn incentive compensation based on net income may lead the Adviser to place undue emphasis on the maximization of net income at the expense of other criteria, such as preservation of capital, maintaining sufficient liquidity, or management of credit risk or market risk, in order to achieve higher incentive compensation. Investments with higher yield potential are generally riskier or more speculative. This could result in increased risk to the value of our investment portfolio.
We may be obligated to pay the Adviser incentive compensation even if we incur a loss.
The Advisory Agreement entitles the Adviser to incentive compensation for each fiscal quarter in an amount equal to a percentage of the excess of our investment income for that quarter (before deducting incentive compensation, net operating losses, distribution and shareholder servicing fees and certain other items) above a threshold return for that quarter. When calculating our incentive compensation, our pre-incentive
fee net investment income excludes realized and unrealized capital losses that we may incur in the fiscal quarter, even if such capital losses result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter.
We may be required to pay the Adviser incentive compensation on income accrued, but not yet received in cash.
That part of the incentive fee payable by us that relates to our net investment income is computed and paid on income that may include interest that has been accrued but not yet received in cash, such as debt instruments with PIK interest or OID. If a portfolio company defaults on a loan, it is possible that such accrued interest previously used in the calculation of the incentive fee will become uncollectible. Consequently, we may make incentive fee payments on income accruals that we may not collect in the future and with respect to which we do not have a clawback right against the Adviser.
The valuation process for certain of our portfolio holdings creates a conflict of interest.
A substantial portion of our portfolio investments is expected to be in the form of securities for which market quotations are not readily available. Securities that do not have a readily available current market value are valued by the Adviser as our “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The participation of the Adviser’s investment professionals in our valuation process, and Mr. Gladstone’s pecuniary interest in the Adviser may result in a conflict of interest.
There is a risk that you may not receive distributions or that distributions may not grow over time.
We intend to distribute at least 90.0% of our investment company taxable income to our shareholders by paying monthly distributions. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year
increases in cash distributions. Furthermore, we expect to retain some or all net realized long-term capital gains by first offsetting them with realized capital losses, and secondly through a deemed distribution to supplement our equity capital and support the growth of our portfolio, although our Board may determine in certain cases to distribute these gains to our shareholders. We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions.

Investing in the Shares may involve an above average degree of risk.
The investments we intend to make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative, and therefore, an investment in the Shares may not be suitable for someone with lower risk tolerance.
Distributions to our shareholders may include a return of capital.
We intend to pay monthly distributions based on then-current estimates of taxable income for each fiscal year, which may differ, and in the past have differed, from actual results. Because our distributions are based on estimates of taxable income that may differ from actual results, future distributions payable to our stockholders may also include a return of capital. Moreover, to the extent that we distribute amounts that exceed our current and accumulated earnings and profits, these distributions constitute a return of capital to the extent of the common shareholder’s adjusted tax basis in its Shares. A return of capital represents a return of a shareholder’s original investment in Shares and should not be confused with a distribution from earnings and profits. Although return of capital distributions may not be taxable, such distributions may increase an investor’s tax liability for capital gains upon the sale of its Shares by reducing the investor’s tax basis in its Shares. Such returns of capital reduce our asset base and also adversely impact our ability to raise debt capital as a result of the leverage restrictions under the 1940 Act, which could have material adverse impact on our ability to make new investments.
Public health threats may adversely impact the businesses in which we invest and affect our business, operating results and financial condition.
Public health threats, such as pandemics, may disrupt the operations of the businesses in which we invest. Such threats can create economic and political uncertainties and can contribute to global economic instability. In the event of a future public health threat, our portfolio companies may face limitations on their business activities for an unknown period of time, including shutdowns that may be requested or mandated by governmental authorities, or that they may experience disruptions in their supply chains or decreased consumer demand. Certain of our portfolio companies may experience increases in health and safety expenses, payroll costs and other operating expenses in response to public health threats. These adverse economic impacts may decrease the value of the collateral securing our loans in such portfolio companies, as well as the value of our equity investments. In addition, these adverse impacts could cause certain of our portfolio companies to have difficulty meeting their debt service requirements, which in turn could lead to an increase in defaults, and/or could diminish the ability of certain of our portfolio companies to engage in liquidity events. These negative impacts on our portfolio companies and their performance may reduce the interest income we receive and/or increase realized and unrealized losses related to our investments, which may, in turn, adversely impact our business, financial condition or results of operations.
We are subject to restrictions that may discourage a change of control.
The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of us or to convert us to open-end
status. The Trustees are elected for indefinite terms and do not stand for reelection on a regular basis, although they may stand for reelection in connection with the election of another Trustee. A Trustee may be removed from office without cause only by a vote of two-thirds
of the remaining Trustees or by a vote of the holders of at least two-thirds
of Shares. These voting thresholds are not required under Delaware or federal law. The anti-takeover provisions in the Declaration of Trust promote stability in our governance and limit the risk that we will be subject to changes in control, operational changes or other changes that may not be in the best interests of shareholders. However, these anti-takeover provisions may also inhibit certain changes of control that could benefit shareholders, such as by leading to improvements in our operations, by leading to increased returns of capital to shareholders or through other means. The Declaration of Trust, including the anti-takeover provisions contained therein, was considered and ratified by the Board. See “
Anti-Takeover and Other Provisions in the Declaration of Trust
.”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The following is a brief description of our anticipated capital structure. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the
By-laws.
The Declaration of Trust and the
By-laws
are each an exhibit to the registration statement of which this prospectus is a part.
We are a Delaware statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the Trustees may authorize separate series or classes of our shares of beneficial interest. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the shareholders.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. We currently offer Class A Shares, Class C Shares, Class I Shares and Class U Shares and may offer additional classes of Shares in the future. We have received exemptive relief from the SEC that permits us to issue multiple classes of Shares and to, among other things, impose asset-based distribution fees and early-withdrawal fees. Our fees and expenses are set forth in “Summary of Fund Expenses” above.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable,
and will have no
pre-emptive
or conversion rights or rights to cumulative voting. Upon our liquidation, after paying or adequately providing for the payment of all of our liabilities and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute our remaining assets among the holders of the Shares according to their respective rights.
We do not intend to hold annual meetings of shareholders. If we do hold a meeting of shareholders, Shares entitle their holders to one vote for each Share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust,
By-laws,
or required by applicable law.
We will send unaudited reports at least semiannually and audited financial statements annually to all of our shareholders.
Unlike many
closed-end
funds, the Shares are not listed for trading on any national securities exchange and we do not currently intend to list the Shares for trading on any national securities exchange. Accordingly, there is currently no secondary market for the Shares and we do not expect a secondary market is to develop.
The following table shows the amount of Shares that were authorized and outstanding as of October 15, 2024:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Us for Our Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I Shares	Unlimited	—	10,000
Class A Shares	Unlimited	—	—
Class C Shares	Unlimited	—	—
Class U Shares	Unlimited	—	—
Although we have no present intention to do so, we may determine in the future to issue preferred shares to add leverage to our portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.

Outstanding Securities [Table Text Block]
The following table shows the amount of Shares that were authorized and outstanding as of October 15, 2024:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Us for Our Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I Shares	Unlimited	—	10,000
Class A Shares	Unlimited	—	—
Class C Shares	Unlimited	—	—
Class U Shares	Unlimited	—	—

Operating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are a new fund with no operating history.
We are recently organized. There can be no assurance that we will reach or maintain a sufficient asset size to effectively implement our investment strategy. We may not meet our investment objective and the value of your investment may decline substantially or be reduced to zero. In addition, our gross expense ratio may fluctuate during our initial operating period because of our relatively smaller asset size and, until we achieve sufficient scale, you may experience proportionally higher fund expenses than you would experience if you were a shareholder of a fund with a larger asset base. In addition, we are subject to all of the business risks and uncertainties associated with any new business enterprise.

Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market conditions could negatively impact our business and volatility in the markets may make it more difficult to raise capital.
The market in which we will operate is affected by a number of factors that are largely beyond our control but can nonetheless have a potentially significant, negative impact on us. These factors include, among other things:

•	changes in interest rates and credit spreads;

•	the availability of credit, including the price, terms, and conditions under which it can be obtained;

•	the quality, pricing, and availability of suitable investments and credit losses with respect to our investments;

•	the ability to obtain accurate market-based valuations;

•	loan values relative to the value of the underlying assets;

•	default rates on the loans underlying our investments and the amount of related losses;

•	prepayment rates, delinquency rates and the timing and amount of servicer advances;

•	competition;

•	the actual and perceived state of the economy and capital markets generally;

•	amendments or repeals of legislation, or changes in regulations or regulatory interpretations thereof, and transitions of government, including uncertainty regarding any of the foregoing;

•	the national and global political environment, including war, armed conflicts, foreign relations and trading policies;

•	the impact of potential changes to the Code; and

•	the attractiveness of other types of investments relative to investments in lower and middle market companies generally.
Changes in these factors are difficult to predict, and a change in one factor could affect other factors, which could result in adverse effects to our business.
We may in the future have difficulty accessing debt and equity capital, and a severe disruption in the global financial markets or deterioration in credit and financing conditions could have a material adverse effect on our business. In addition, significant changes in the capital markets have had, and may in the future have, a negative effect on the valuations of our investments and on the potential for liquidity events involving our investments. Additionally, volatility in the U.S. repo market may affect other financial markets worldwide. An inability to raise capital, and any required sale of our investments for liquidity purposes or failure of our portfolio companies to realize liquidity events, could have a material adverse impact on our business.

Highly Competitive Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will operate in a highly competitive market for investment opportunities and the Adviser’s failure to identify and invest in securities that meet our investment criteria or perform its responsibilities under the Advisory

Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Agreement could cause us to suffer losses or underperform other funds with the same or similar investment objective or strategies.
The investments we will seek to make may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative, and therefore, an investment in the Shares may not be suitable for someone with lower risk tolerance.
There is competitive pressure in the marketplace for first and second lien secured debt, which can result in reduced yields on investment. A large number of entities will compete with us and make the types of investments that we seek to make in lower and middle market companies and commercial real estate loans. We will compete with public and private buyout funds, public and private credit funds and business development companies, commercial and investment banks, commercial financing companies and, to the extent that they provide an alternative form of financing, hedge funds. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which would allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the diversification requirements and other restrictions imposed on us by the 1940 Act and the Code. The competitive pressures we face could have a material adverse effect on our business. Also, as a result of this competition, we may not be able to take advantage of attractive investment opportunities from time to time and we can offer no assurance that we will be able to identify and make investments that are consistent with our investment objective. We do not seek to compete primarily based on the interest rates we offer, and we believe that some of our competitors may make loans with interest rates that will be comparable to or lower than the rates we offer. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms, and structure, we may experience decreased net interest income and increased risk of credit loss.
Our ability to achieve our investment objective will depend on our ability to grow, which in turn will depend on the Adviser’s ability to identify and invest in securities that meet our investment criteria. Accomplishing this result on a cost-effective basis will be largely a function of the Adviser’s structuring of the investment process, its ability to provide competent and efficient services to us, and our access to financing on acceptable terms. The Adviser’s senior management team has substantial responsibilities under the Advisory Agreement. In order to grow, the Adviser will need to hire, train, supervise, and manage new employees successfully. Any failure to manage our future growth effectively would likely have a material adverse effect on our business, financial condition and results of operations.

Investments in Lower and Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in lower and middle market companies will be extremely risky and could cause you to lose all or a part of your investment.
Investments in lower and middle market companies are subject to a number of significant risks including the following:

•
Lower and middle market companies are likely to have greater exposure to economic downturns than larger businesses
. Our portfolio companies may have fewer resources than larger businesses, and thus any economic downturns or recessions are more likely to have a material adverse effect on them and the end markets in which they operate. If one of our portfolio companies is adversely impacted by a recession, its ability to repay our loan or engage in a liquidity event, such as a sale, recapitalization or initial public offering would be diminished.

•	Lower and middle market companies may have limited financial resources and may not be able to repay the loans we make to them . Our strategy includes providing financing to portfolio companies that typically do not have readily available access to financing. While we believe that this provides an attractive opportunity for us to generate profits, this may make it difficult for the portfolio companies to repay their loans to us upon maturity. A borrower’s ability to repay its loan may be adversely affected by numerous factors, including the failure to meet its business plan, a downturn in its industry, or negative economic conditions, including those created by the current market environment. Deterioration in a borrower’s financial condition and prospects usually will be accompanied by deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guaranties we may have obtained from the borrower’s management. In some of our portfolio companies, we expect to be subordinated to a senior lender, and our interest in any collateral would, accordingly, likely be subordinate to another lender’s security interest.

•
Lower and middle market companies typically have narrower product lines and smaller market shares than large businesses.
Because our target portfolio companies are lower and middle market businesses, they tend to be more vulnerable to competitors’ actions, supply chain issues and market conditions, as well as general economic downturns. In addition, our portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities and a larger number of qualified managerial, or technical personnel.

•
There is generally little or no publicly available information about these businesses
. Because we will seek to invest in privately owned businesses, there generally will be little or no publicly available operating and financial information about our potential portfolio companies. As a result, we will rely on our officers, the Adviser and its employees, other affiliated entities and certain consultants to perform due diligence investigations of these portfolio companies, their operations and their prospects. The Adviser generally does not have the ability or resources to independently verify or audit the financial information disseminated by the numerous issuers in which we may invest, and accordingly it will be dependent upon the integrity of both the management of these issuers and such issuers’ financial reporting process in general. We may not learn all of the material information we need to know regarding these businesses through our investigations to make a well-informed investment decision.

•
Lower and middle market companies generally have less predictable operating results
. We expect that our portfolio companies may have significant variations in their operating results, may from time to time be exposed to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, may otherwise have a weak financial position, or may be adversely affected by changes in the business cycle. Our portfolio companies may not meet net income, cash flow, and other coverage tests typically imposed by their senior lenders. A borrower’s failure to satisfy financial or operating covenants imposed by senior lenders could lead to defaults and, potentially, foreclosure on its senior credit facility, which could additionally trigger cross-defaults in other agreements. If this were to occur, it is possible that the borrower’s ability to repay any of our loans would be jeopardized.

•
Lower and middle market companies are more likely to be dependent on one or two persons
. Typically, the success of a lower and middle market business also depends on the management talents and efforts of one or two persons or a small group of persons. The death, disability, or resignation of one or more of these persons could have a material adverse impact on our certain of our portfolio companies and, in turn, on us.

•
Lower and middle market companies may have limited operating histories
. While we will focus on stable companies with proven track records, we may make loans to new companies that meet our other investment criteria. Portfolio companies with limited operating histories will be exposed to all of the operating risks that new businesses face and may be particularly susceptible to, among other risks, market downturns, competitive pressures and the departure of key executive officers.

•
Debt securities of lower and middle market companies typically are not rated by a credit rating agency
. Typically, a lower and middle market private business cannot or will not expend the resources to have its debt securities rated by a credit rating agency. We expect that most, if not all, of the debt securities we acquire will be unrated. Investors should assume that these loans would be at rates below “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered high risk as compared to investment-grade debt instruments. High yield securities typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities.

•
Lower and middle market companies may be highly leveraged
. Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

•
Lower and middle market companies may operate in regulated industries or provide services to governments
. Some of our portfolio companies may operate in regulated industries and/or provide services to federal, state or local governments, or operate in industries that provide services to regulated industries or federal, state or local governments, any of which could lead to delayed payments for services or subject the company to changing payment and reimbursement rates or other terms.

Portfolio Companies May Incur Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies and/or we could be subject to lender liability claims.
We will seek to invest primarily in debt securities issued by our portfolio companies. In some cases, portfolio companies will be permitted to have other debt that ranks equally with, or senior to, the debt securities in which we invest. By their terms, such debt instruments may provide that the holders thereof are entitled to receive payment of interest and principal on or before the dates on which we are entitled to receive payments in respect of the debt securities in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization, or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution in respect of our investment. Furthermore, in the case of debt ranking equally with debt securities in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization, or bankruptcy of a portfolio company.
In addition, even though we have structured some of our investments as senior loans, if one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, a bankruptcy court might re-characterize
our debt investments and subordinate all, or a portion, of our claims to that of other creditors. After repaying such senior creditors, such portfolio company may not have any remaining assets to use to repay its obligation to us. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business, in instances in which we exercised control over the borrower.

Lack of Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity of our privately held investments may adversely affect our business.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act and our investment guidelines, we will generally make investments in private companies whose securities are not traded in any public market. In addition to the general risks to which all securities are subject, securities not traded in any public market generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that we would like or at the price that we believe such investments are currently worth. Substantially all of the investments we expect to acquire will be subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. Illiquid securities may become harder to value, especially in changing markets. The illiquidity of our investments may make it difficult for us to quickly obtain cash equal to the value at which we record our investments if the need arises. This could cause us to miss important investment opportunities to the extent we do not have other sources of capital available. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may record substantial realized losses upon liquidation. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
Because we expect that the majority of the loans we make and equity securities we receive when we make loans will not be publicly traded, there will be uncertainty regarding the value of our privately held securities.
The majority of our portfolio investments are expected to be in the form of securities that are not publicly traded. The fair value of securities and other investments that are not publicly traded may not be readily determinable. In valuing our investment portfolio, several techniques will be used, including, a total enterprise value approach, a yield analysis, market quotes, and independent third-party assessments. A third-party valuation firm will provide estimates of fair value on our proprietary debt investments. Another third-party valuation firm will be used to provide valuation inputs for our significant equity investments, including earnings multiple ranges, as well as other information. In addition to these techniques, other factors will be considered when determining fair value of our investments, including: the nature and realizable value of the collateral, including external parties’ guaranties; any relevant offers or letters of intent to acquire the portfolio company; and the markets in which the portfolio company operates.
Fair value measurements of our investments may involve subjective judgments and estimates and due to the inherent uncertainty of determining these fair values, the determination of fair value may fluctuate from period to period. Additionally, changes in the market environment and other events that may occur over the life of the investment may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities, and any investments that include original issue discount (“OID”) or PIK interest may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of their deferred payments and the value of their underlying collateral. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we could realize significantly less than the value at which it is recorded.
Our NAV would be adversely affected if the fair value of our investments are higher than the values that we ultimately realize upon the disposal of such securities.

Changes in Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in interest rates may negatively impact our investments and have an adverse effect on our business.
Generally, interest rate fluctuations and changes in credit spreads on floating rate loans may have a negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our rate of return on invested capital, our net investment income and our NAV. As interest rates increase, generally, the cost of borrowing increases, which may affect our ability to make new investments on favorable terms or at all. A substantial portion of our debt investments are expected to have variable interest rates that reset periodically and are generally expected to be based on the SOFR. Rising interest rates could increase debt service obligations for our portfolio companies and, therefore, may affect our business. In addition, to the extent that increases in interest rates make it difficult or impossible to make payments on outstanding indebtedness to us or other financial sponsors or refinance debt that is maturing in the near term, some of our portfolio companies may be unable to repay such debt at maturity and may be forced to sell assets, undergo a recapitalization or seek bankruptcy protection. Rising interest rates could also cause borrowers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of our floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities. There can be no guarantee the Federal Reserve Board will implement additional rate increases at a gradual pace, nor can there be any assurance that markets will not adversely react to rate increases. Additional increases in interest rates could have a negative effect on our investments, which could negatively impact our business.
Conversely, reduced interest rates could result in a decrease in our total investment income unless offset by interest rate floors or an increase in the spread of our debt investments with variable interest rates. In addition, our net investment income could decrease if we are unable to refinance our fixed rate debt obligations or issue new fixed rate debt at lower rates. In addition, when interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require the Adviser and its investment professionals to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans.
Also, the fair value of certain of our debt investments is based, in part, on the current market yields or interest rates of similar securities. A change in interest rates could have a significant impact on the determination of the fair value of these debt investments. In addition, a change in interest rates could also have an impact on the fair value of any hedging arrangements then in effect that could result in the recording of unrealized appreciation or depreciation in future periods. Therefore, adverse developments resulting from changes in interest rates could have a material adverse effect on our business.

Change in Interest Rates Additional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A change in interest rates may adversely affect our profitability and any hedging strategy we adopt may expose us to additional risks.
We anticipate using a combination of equity and borrowings to finance our investment activities. As a result, a portion of our income will depend upon the spread between the rate at which we borrow funds and the rate at which we loan these funds. An increase or decrease in interest rates could reduce the spread between the rate at which we invest and the rate at which we borrow, and thus, adversely affect our profitability if we have not appropriately hedged against such event. Alternatively, interest rate hedging arrangements may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio.

Financial Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial results could be negatively affected if a significant portfolio investment fails to perform as expected.
Our total investment in one or more companies may be significant individually or in the aggregate. As a result, if a significant investment in one or more companies fails to perform as expected, our financial results could be more negatively affected and the magnitude of the loss could be more significant than if we had made smaller investments in more companies. Any disposition of a significant investment in one or more portfolio companies may negatively impact our net investment income and limit our ability to pay distributions.

Change in Control Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We expect to invest in transactions involving acquisitions, buyouts and recapitalizations of companies, which will subject us to the risks associated with change in control transactions.
Our strategy, in part, includes making debt and
non-control
equity investments in companies in connection with acquisitions, buyouts, and recapitalizations, which subjects us to the risks associated with change in control transactions. Change in control transactions often present a number of uncertainties. Companies undergoing change in control transactions often face challenges retaining key employees and maintaining relationships with customers and suppliers. While we hope to avoid many of these difficulties by participating in transactions where the management team is retained and by conducting thorough due diligence in advance of our decision to invest, if our portfolio companies experience one or more of these problems, we may not realize the value that we expect in connection with our investments, which would likely harm our operating results, financial condition, and cash flows.

Realize Liquidation Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments typically will be long-term and will require several years to realize liquidation events.
Since we generally will make loans with a term of up to seven years and hold our loans and equity positions until the loans mature and/or we exit the investment, investors should not expect realization events, if any, to occur over the near term. In addition, we expect that any equity investments may require several years to appreciate in value and we cannot give any assurance that such appreciation will occur or ultimately be realized.

Broadly Syndicated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to risks associated with broadly syndicated loans.
Our investments are expected to include broadly syndicated loans that were not originated by us. Under the documentation for such loans, a financial institution or other entity typically is designated as the administrative agent and/or collateral agent. This agent is granted a lien on any collateral on behalf of the other lenders and distributes payments on the indebtedness as they are received. The agent is the party responsible for administering and enforcing the loan and generally may take actions only in accordance with the instructions of a majority or two-thirds
in commitments and/or principal amount of the associated indebtedness. Accordingly, we may be precluded from directing such actions unless we or our investment adviser is the designated administrative agent or collateral agent or we act together with other holders of the indebtedness. If we are unable to direct such actions, we cannot assure you that the actions taken will be in our best interests.
There is a risk that a loan agent may become bankrupt or insolvent. Such an event would delay, and possibly impair, any enforcement actions undertaken by holders of the associated indebtedness, including attempts to realize upon the collateral securing the associated indebtedness and/or direct the agent to take actions against the related obligor or the collateral securing the associated indebtedness and actions to realize on proceeds of payments made by obligors that are in the possession or control of any other financial institution. In addition, we may be unable to remove the agent in circumstances in which removal would be in our best interests. Moreover, agented loans typically allow for the agent to resign with certain advance notice.

Invest in Assignments and Participations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in assignments and participations
.
We may acquire loans through assignments or participations of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and we may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest and not directly with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, we generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and we may not directly benefit from the collateral supporting the debt obligation in which we have purchased the participation. As a result, we will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, we will not be able to conduct the same level of due diligence on a borrower or the quality of the loan with respect to which we are buying a participation as we would conduct if we were investing directly in the loan. This difference may result in us being exposed to greater credit or fraud risk with respect to such loans than we expected when initially purchasing the participation.

Covenantlite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in “covenant-lite” loans.
Some of the loans in which we invest may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Commercial Real Estate Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The commercial real estate loans we acquire may be subject to delinquency, foreclosure and loss, any or all of which could result in losses to us.
Commercial real estate loans are secured by commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by various risk to which commercial real estate is subject including tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties (including properties located in opportunity zones), changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, environmental, climate and other
ESG-related
legislation and tax legislation, acts of God, regional, national or global outbreaks, epidemics and pandemics, geopolitical events, terrorism, social unrest, civil disturbances or other calamities.
In the event of any default under a commercial real estate loan held by us, we will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the loan, which could have a material adverse effect on our cash flow from operations. In the event of the bankruptcy of a commercial real estate loan borrower, the loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is
unenforceable
under state law.
Foreclosure of a commercial real estate loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed loan.

Real Estate Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may need to foreclose on certain of the real estate loans we originate or acquire and may take title to the properties securing such loans.
We may find it necessary or desirable to foreclose on certain of the commercial real estate loans we originate or acquire, and the foreclosure process may be lengthy and expensive. If we foreclose on an asset, we may take title to the property securing that asset, and if we do not or cannot sell the property, we would then come to own and operate it as “real estate owned.” Owning and operating real property involves risks that are different than the risks faced in owning an asset secured by that property. The costs associated with operating and redeveloping a property, including any operating shortfalls and significant capital expenditures, could materially and adversely affect our results of operations, financial conditions and liquidity. In addition, the liquidation proceeds upon sale of the underlying real estate may not be sufficient to recover our cost basis in the loan, resulting in a loss to us.

Prolonged Economic Slowdown Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could adversely affect our business, financial condition and results of operations.
Borrowers may be less able to pay principal and interest on our commercial real estate loans during periods of economic slowdown, a lengthy or severe recession. Further, declining real estate values (caused by a recession or slowdown or otherwise) significantly increase the likelihood that we will incur losses on our commercial real estate loans in the event of default because the value of our collateral may be insufficient to cover our cost on the loan, which could have a material and adverse effect on our results of operations and financial condition.

BNotes or Mezzanine Real Estate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any
B-Notes
or mezzanine real estate debt we acquire may be subject to losses. The
B-Notes
we acquire may be subject to additional risks relating to the privately negotiated structure and terms of the transaction, which may result in losses to us.
We may originate or acquire
B-Notes.
If a borrower under a
B-Notes
defaults, there may not be sufficient funds remaining for B Note holders after payment to the
A-Note
holders. Since each transaction is privately negotiated,
B-Notes
can vary in their structural characteristics and risks. For example, the rights of holders of
B-Notes
to control the process following a borrower default may be limited in certain investments. We cannot predict the terms of each
B-Note
investment.
Similarly, we may originate or acquire mezzanine loans. In the event a borrower defaults on a loan and lacks sufficient assets to satisfy our loan, we may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, we may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. In addition, mezzanine loans are by their nature structurally subordinated to more senior property level financings. If a borrower defaults on our mezzanine loan or on debt senior to our loan, or in the event of a borrower bankruptcy, our mezzanine loan will be satisfied only after the property level debt and other senior debt is paid in full. Significant losses related to our
B-Notes
or mezzanine loans could adversely affect our financial condition and results of operations.

Invest In Equities of Companies or Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in equities of companies or preferred stock.
We may invest in equities of companies. The value of such equities, which oftentimes are not publicly traded or liquid, will rise and fall in response to the activities of the company that issued the securities, general market conditions, and/or specific economic or political conditions. Equity investments, as the most junior security in a company’s capital structure, generally involve a high risk of loss and typically are subject to significant volatility in price.
Because preferred stock represents an equity ownership interest in a company and is typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, they are generally subject to greater credit risk than those debt instruments. Accordingly, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company’s financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Volatility in the Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility in the capital markets may make it more difficult to raise capital and may adversely affect the valuations of our investments.
Given the volatility and dislocation that the capital markets have experienced from time to time, we may in the future face a challenging environment in which to raise capital. We may in the future have difficulty accessing debt and equity capital, and a severe disruption in the global financial markets or deterioration in credit and financing conditions could have a material adverse effect on our business, financial condition, results of operations, and cash flows. In addition, significant changes in the capital markets have had, and may in the future have, a negative effect on the valuations of our investments and on the potential for liquidity events involving our investments. Additionally, volatility in the U.S. repo market may affect other financial markets worldwide. An inability to raise capital, and any required sale of our investments for liquidity purposes or failure of our portfolio companies to realize liquidity events, could have a material adverse impact on our business, financial condition, results of operations, or cash flows.

Impact of Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience fluctuations in our semi-annual and annual results based on the impact of inflation in the United States.
Certain of our portfolio companies may be in industries that have been and, in the future, may be impacted by inflation, such as consumer goods and services and manufacturing. Our portfolio companies may not be able to pass on to customers increases in their costs of operations which could greatly affect their operating results, impacting their ability to repay our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.

Unrealized Depreciation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized depreciation we experience on our investment portfolio may be an indication of future realized losses, which could reduce our income available for distribution.
We are required to carry our investments at market value or, if no market value is ascertainable, at fair value. We will record decreases in the market values or fair values of our investments as unrealized depreciation. Any unrealized depreciation in our investment portfolio could result in realized losses in the future and ultimately in reductions of our income available for distribution to shareholders in future periods.

Changes in Laws or Regulations Governing our Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in laws or regulations governing our operations, or changes in the interpretation thereof, and any failure by us to comply with laws or regulations governing our operations may adversely affect our business.
We and our portfolio companies are subject to regulation by laws at the local, state and federal levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Accordingly, any change in these laws or regulations, or their interpretation, or any failure by us or our portfolio companies to comply with these laws or regulations may adversely affect our business.

Debt or NonControl Equity Investor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When we are a debt or
non-control
equity investor in a portfolio company, which we expect will generally be the case, we may not be in a position to control the entity, and its management may make decisions that could decrease the value of our investment.
A significant number of our investments are expected to be either debt or non-control
equity investments in our portfolio companies. These investments may involve risks not
inherent in other types of investment vehicles. For example, we generally will not be involved in the day-to-day
operations and decision making of our portfolio companies, even though we may have board observation rights and our debt agreement may contain certain restrictive covenants. As a result, we are and will remain subject to the risk that a portfolio company may make business decisions with which we disagree, and the shareholders and management of such company may take risks or otherwise act in ways
that do not serve our best interests. As a result, a portfolio company may make decisions that could decrease the value of our debt investments.

In addition, we will generally not be in a position to control any portfolio company by investing in its debt securities. This is particularly true when we invest in club and syndicated loans, the latter of which are loans made by a larger group of investors whose investment objectives may not be completely aligned with ours. We therefore are subject to the risk that other lenders in these investments may make decisions that could decrease the value of our portfolio holdings.

Potential To Acquire Confidential Or Material NonPublic Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The potential to acquire confidential or material
non-public
information or be restricted from initiating transactions in certain securities may adversely affect our business.
By reason of their responsibilities in connection with the investment activities and the review of potential investments for us, the Adviser and its investment professionals and certain of its officers, directors, employees, agents and affiliates may acquire confidential or material non-public
information or be restricted from initiating transactions in certain securities. Due to these restrictions, we may face restrictions on our ability to liquidate an investment in a portfolio company that we might otherwise have initiated, and we may not be able to dispose of an investment that we otherwise might have disposed.

External Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our business plan is dependent upon external financing, which is constrained by the limitations of the 1940 Act.
Our business will require a substantial amount of cash to operate and grow. We expect to acquire a portion of such additional capital from the issuance of “senior securities representing indebtedness” (such as borrowings under a credit facility) or “senior securities that are stock” (such as preferred shares) up to the maximum amount permitted by the 1940 Act.
The 1940 Act currently restricts us, a registered
closed-end
fund, from issuing senior securities representing indebtedness unless our total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 33
1
⁄
3
% of our total net assets, including assets attributable to such leverage). In addition, we are not permitted to declare any cash dividend or other distribution on Shares unless, at the time of such declaration, this asset coverage test is satisfied. In addition, the 1940 Act currently restricts us from issuing senior securities representing stock unless immediately after such issuance the value of our total net assets is at least 200% of the liquidation value of our outstanding senior securities representing stock, plus the aggregate amount of any senior securities representing indebtedness (effectively limiting the use of leverage through all senior securities to 50% of our total net assets).

Risk of Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We expect to finance certain of our investments with borrowed money, which will magnify the potential for gain or loss on amounts invested and may increase the risk of investing in us.
The use of leverage, including through the issuance of senior securities that are debt or stock, magnifies the potential for gain or loss on amounts invested. The use of leverage could be considered a speculative investment technique and increases the risks associated with investing in the Shares. In the future, we may borrow from banks and other lenders or issue preferred stock. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on your investment will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on your investment will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable us to magnify our exposure beyond our investment.
Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of our NAV; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to our shareholders or will result in fluctuations in the dividends paid on the

Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if we were not leveraged; (iv) if we use leverage, the incentive fee payable to the Adviser may be higher than if we did not use leverage and may provide a financial incentive to the Adviser to increase our use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.
A decline in our NAV could affect our ability to make dividend payments to shareholders. The failure to pay dividends or make distributions could cause us to cease to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. If the asset coverage for preferred shares or borrowings declines to less than 200% or 300%, respectively (as a result of market fluctuations or otherwise), we may be required to sell a portion of our investments when it may be disadvantageous to do so.
All costs and expenses related to any form of leverage we use will be borne entirely by our shareholders.

Prepayments of Our Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayments of our investments by our portfolio companies could adversely impact our business.
In addition to risks associated with delays in investing our capital, we are also subject to the risk that investments we make in our portfolio companies may be repaid prior to maturity. In general, we would first use any proceeds from prepayments to repay any borrowings outstanding on any credit facility or other outstanding leverage. In the event that funds remain after repayment of any outstanding borrowings or other leverage, then we will generally reinvest these proceeds in government securities, pending their future investment in new debt and/or equity securities. These government securities will typically have substantially lower yields than the debt securities being prepaid and we could experience significant delays in reinvesting these amounts. In addition, once the proceeds have been reinvested in new portfolio companies, the yields on such new investments may also be lower than the yields on the debt securities being repaid. As a result, our business could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio company litigation or other litigation or claims against us could result in additional costs and the diversion of management time and resources.
In the course of investing in certain of our portfolio companies, certain persons employed by the Adviser may serve as directors on the boards of such companies. To the extent that litigation arises out of our investments in these companies or otherwise, even if without merit, we or such employees may be named as defendants in such litigation, which could result in additional costs, including defense costs, and the diversion of management time and resources. We may be unable to accurately estimate our exposure to litigation risk if we record balance sheet reserves for probable loss contingencies. As a result, any reserves we establish to cover any settlements or judgments may not be sufficient to cover our actual financial exposure, which may have a material impact on our results of operations, financial condition, or cash flows.
While we believe we would have valid defenses to potential claims brought due to our investment in any portfolio company, and will defend any such claims vigorously, we may nevertheless expend significant amounts of money in defense costs and expenses. Further, if we enter into settlements or suffer an adverse outcome in any litigation, we could be required to pay significant amounts. In addition, if any of our portfolio companies become subject to direct or indirect claims or other obligations, such as defense costs or damages in litigation or settlement, our investment in such companies could diminish in value and we could suffer indirect losses. Further, these matters could cause us to expend significant management time and effort in connection with assessment and defense of any claims.

Disposition of Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The disposition of our investments may result in contingent liabilities.
We expect that substantially all of our investments will involve private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the underlying portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to certain potential liabilities. These arrangements may result in contingent liabilities that ultimately yield funding obligations that must be satisfied through our return of certain distributions previously made to us.

Complying with the RIC Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Complying with the RIC requirements may be difficult in light of our investments and operations.
In order to qualify as a RIC under Subchapter M of the Code, we must meet certain income source, asset diversification, and annual distribution requirements. The annual distribution requirement is satisfied if we distribute at least 90% of our investment company taxable income to our shareholders on an annual basis. Because we use leverage, we are subject to certain asset coverage ratio requirements under the 1940 Act and could, under certain circumstances, be restricted from making distributions necessary to qualify as a RIC. Warrants we receive with respect to debt investments generally create OID, which we must recognize as ordinary income over the term of the debt investment. Similarly, PIK interest which is accrued generally over the term of the debt investment but not paid in cash, is recognized as ordinary income. Both OID and PIK interest will increase the amounts we are required to distribute to maintain our RIC status. Because such OIDs and PIK interest will not produce distributable cash for us at the same time as we are required to make distributions, we will need to use cash from other sources to satisfy such distribution requirements. Additionally, we must meet asset diversification and income source requirements at the end of each calendar quarter. If we fail to meet these tests, we may need to quickly dispose of certain investments to prevent the loss of RIC status. Since most of our investments will be illiquid, such dispositions, if even possible, may not be made at prices advantageous to us and may result in substantial losses. If we fail to qualify as a RIC as of a calendar quarter or annually for any reason and become fully subject to U.S. federal corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the actual amount distributed. Such a failure would have a material adverse effect on us and our Shares.
Some of our debt investments may include success fees that would generate payments to us if the business is ultimately sold. Because the satisfaction of the conditions to receive these success fees, and the ultimate payment of these fees, is uncertain, we generally only recognize them as income when the payment is received. Success fee amounts are characterized as ordinary income for tax purposes and, as a result, we are required to distribute such amounts to our shareholders in order to maintain RIC status. The requirements for us to qualify as a RIC and certain other additional tax risks associated with investments in us are discussed in “
Tax Matters
” in this prospectus.
If for any taxable year we were to fail to qualify as a RIC under Subchapter M of the Code, all of our taxable income would be subject to tax at regular corporate rates without any deduction for distributions.

Non diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are
“non-diversified,”
which means that we may invest a significant portion of our assets in the securities of a small number of issuers than a diversified fund.
Investments in our portfolio may be in a limited number of companies and industries, which subjects us to an increased risk of significant loss if any one of these companies does not repay us or if the industries experience downturns. A consequence of a limited number of investments is that the aggregate returns we realize may be substantially adversely affected by the unfavorable performance of a small number of such investments or a substantial write-down of any one investment. We are more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Beyond our regulatory and income tax diversification requirements and our policy to not invest more than 25% of our assets in issuers in a single industry, we do not have fixed guidelines for industry concentration and our investments could potentially be limited to companies in relatively few industries.
Although we will not employ an industry or sector focus, the percentage of our assets invested in specific industries or sectors will increase from time to time based on the Adviser’s perception of investment opportunities. If we invest a significant portion of our assets in a particular industry or sector, we are subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases we would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors.
While we do not intend to invest 25% or more of our total assets in a particular industry or group of industries at the time of investment, it is possible that as the values of our portfolio companies change, one industry or a group of industries may comprise in excess of 25% of the value of our total assets.

Effect of Increasing Transaction Costs and Reducing Returns to Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will offer to repurchase a limited percent of Shares each quarter, which may affect our ability to be fully invested or force us to maintain a higher percentage of our assets in liquid investments and may also have the effect of increasing transaction costs and reducing returns to shareholders.
As described in the section entitled “
Periodic Repurchase Offers
” beginning on page 56 of this prospectus, we are an “interval fund” and, in order to provide liquidity to shareholders, we will, subject to applicable law, conduct quarterly repurchase offers of our outstanding Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of our outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. We currently expect to conduct quarterly repurchase offers for 5% of our outstanding Shares under ordinary circumstances. We believe that these repurchase offers are generally beneficial to our shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.
Repurchase offers and the need to fund repurchase obligations may affect our ability to be fully invested or force us to maintain a higher percentage of our assets in liquid investments, which may harm our investment performance. Moreover, diminution in the size of our portfolio through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and, unless offset by sufficient sales of Shares, may limit our ability to participate in new investment opportunities or to achieve our investment objective. We may accumulate cash by holding back (
i.e.,
not reinvesting) payments received in connection with our investments. We believe that payments received in connection with our investments will generate sufficient cash to meet the maximum potential amount of our repurchase obligations. If at any time cash and other liquid assets held by us are not sufficient to meet our repurchase obligations, we intend, if necessary, to sell investments. If we employ investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if we borrow to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing our expenses and reducing any net investment income.
Our repurchase of Shares decreases our assets and, therefore, may have the effect of increasing our expense ratio. In addition, if we are required to sell investments to fund repurchases, our repurchase of Shares may increase our portfolio turnover rate, which may result in increased transaction costs and reduced returns to shareholders.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of our outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of our outstanding Shares as of the date of the Repurchase Request Deadline, we will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter to ensure the repurchase of a specific number of Shares, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. To the extent that we invest a portion of our portfolio in foreign markets, there is the risk of a possible decrease in Share value as a result of currency fluctuations between the date of tender and the Repurchase Pricing Date.
In addition, our repurchase of Shares may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase. Furthermore, our use of cash to repurchase Shares could adversely affect our ability to satisfy the distribution requirements for treatment as a RIC. We could also recognize income or gain in connection with its sale or other disposal of portfolio securities to fund Share repurchases. Any such income would be taken into account in determining whether such distribution requirements are satisfied and would need to be distributed to shareholders (in taxable distributions) in order to eliminate a Fund-level tax. See “
Tax Matters
” below.

Liquidate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because the Shares do not trade on a national securities exchange and we will only offer to repurchase a limited percent of Shares each quarter, your ability to liquidate your investment may be substantially limited.
We are designed for long-term investors and not as a trading vehicle. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid portfolio investments within an illiquid fund. We are not a suitable investment for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, we will only offer to repurchase a limited percent of Shares each quarter. Unlike many closed-end
funds, the Shares are not listed for trading on any national securities exchange and we do not currently intend to list the Shares for trading on any national securities exchange, nor we do not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and, if we were to use leverage in the future, this volatility will increase.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, or the operations of businesses in which we invest, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business.
As the use of technology has become more prevalent in the course of business, the Adviser and our service providers have become more susceptible to operational and information security risks. Although the Adviser has implemented, and will continue to implement, security measures, its technology platform may be vulnerable to intrusion, computer viruses, ransomware attacks, phishing schemes, or similar disruptive problems caused by cyber incidents. A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of the Adviser’s information resources or those of our service providers or portfolio companies. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to the Adviser’s information systems or those of our service providers or portfolio companies for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, costs to repair system damage, increased cybersecurity protection and insurance costs, litigation and damage to the Adviser’s business relationships or those of our service providers or portfolio companies. Other ways in which the business operations of the Adviser or those of our service providers or portfolio companies may be impacted include interference with the ability to value our portfolio, the unauthorized release of personal identifiable information or confidential information, and violations of applicable privacy, recordkeeping and other laws.
As the Adviser’s and our service providers’ or portfolio companies’ reliance on technology has increased, so have the risks posed to information systems. The Adviser has implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as its increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, the value of our portfolio or confidential information will not be negatively impacted by such an incident. Furthermore, the Adviser cannot control the cyber security systems of our service providers or portfolio companies. In addition, any such incident, disruption or other loss of information could result in legal claims or proceedings, liability under laws that protect the privacy of personal information, and regulatory penalties, disrupt the Adviser’s operations, and damage our and its reputations, resulting in a loss of confidence in our services and its services, which could adversely affect our business.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology pose risks to us and our portfolio companies. We and our portfolio companies could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to us, also use artificial intelligence and machine learning technology in their business activities. We and our portfolio companies may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming partly accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. To the extent that we or our portfolio companies are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on our Company or our investments.
Artificial intelligence and machine learning technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Corporate Social Responsibility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to corporate social responsibility.
Our business (including that of our portfolio companies) may face public scrutiny related to environmental, social and governance (“ESG”) activities, which are increasingly considered to contribute to the long-term sustainability of a company’s performance. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized. Adverse incidents with respect to ESG activities could impact the value of our brand, our relationship with future portfolio companies, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations.
Additionally, new regulatory initiatives related to ESG that are applicable to us and our portfolio companies could adversely affect our business. The SEC has adopted rules that, among other matters, establish a framework for reporting of climate-related risks and other ESG-related rules have been proposed and these or similar rules may be adopted in the future. Compliance with these rules may be onerous and expensive. Further, compliance with any new laws, regulations or disclosure obligations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our portfolio companies conduct our businesses and adversely affect our profitability.

Dependent on Information Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent on information systems and systems failures could significantly disrupt our business.
Our business is dependent on services provided by the Adviser and other service providers including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Any failure or interruption of the systems of those parties could cause delays or other problems in our activities. We are also subject to the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider; each of which may negatively our performance. For example, trading delays or errors could prevent us from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for our Shares on a timely basis. Similar types of risks also are present for issuers of securities in which we invest, which could result in material adverse consequences for such issuers, and may cause our investment in such securities to lose value. In addition, the financial, accounting, data processing, backup or other operating systems and facilities of our service providers may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond the control of our service providers and adversely affect our business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the NAV of our Shares and our ability to pay dividends to our shareholders.

Dependent upon the Key Management Personnel of the Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent upon the key management personnel of the Adviser, particularly David Gladstone, John Sateri, Terry Lee Brubaker and Laura Gladstone, and on the continued operations of the Adviser for our future success.
We have no employees. Our executive officers and the employees of the Adviser will not spend all of their time managing our activities and our investment portfolio. We are particularly dependent upon David Gladstone, John Sateri, Terry Lee Brubaker and Laura Gladstone for their experience, skills and networks. Our executive officers and the employees of the Adviser will allocate some, and in some cases a material portion, of their time to businesses and activities that are not related to our business. We have no separate facilities and are completely reliant on the Adviser, which has significant discretion as to the implementation and execution of our business strategies and risk management practices. We are subject to the risk of discontinuation of the Adviser’s operations or termination of the Advisory Agreement and the risk that, upon such event, no suitable replacement will be found. We believe that our success depends to a significant extent upon the Adviser and that discontinuation of its operations or the loss of its key management personnel could have a material adverse effect on our ability to achieve our investment objective.
Our success will depend on the Adviser’s ability to attract and retain qualified personnel in a competitive environment.
The Adviser experiences competition in attracting and retaining qualified personnel, particularly investment professionals and senior executives, and we may be unable to maintain or grow our business if the Adviser cannot attract and retain such personnel. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including its ability to offer competitive wages, benefits and professional growth opportunities. The Adviser competes with investment funds (such as private equity funds and private credit funds) and traditional financial services companies for qualified personnel, many of which have greater resources than us. Searches for qualified personnel may divert management’s time from the operation of our business. Strain on the existing personnel resources of the Adviser, in the event that it is unable to attract experienced investment professionals and senior executives, could have a material adverse effect on our business.
The Adviser can resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right to resign under the Advisory Agreement at any time upon not less than 60 days’ written notice, whether we have found a replacement or not. If the Adviser resigns, we may not be able to find a new investment adviser with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our business as well as our ability to pay distributions are likely to be adversely affected and the NAV of our Shares may decline. Even if we are able to retain comparable management, the integration of such management and their lack of familiarity with our investment objective and strategies may result in additional costs and time delays that may adversely affect our business.
The Adviser’s liability is limited under the Advisory Agreement, and we are required to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
The Adviser has not assumed any responsibility to us other than to render the services described in the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser will not be liable to us for their acts under the Advisory Agreement, absent willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their duties and obligations under the Advisory Agreement. We have agreed to indemnify, defend and protect the Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Adviser with respect to all damages, liabilities, costs and expenses arising out of or otherwise based upon the performance of any of the Adviser’s duties or obligations under the Advisory Agreement or otherwise as an investment adviser for us, and not arising out of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their duties and obligations under the Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
There are significant potential conflicts of interest, including with the Adviser, which could impact our investment returns.
Our executive officers and Trustees, and the officers and directors of the Adviser, serve or may serve as officers, directors, or principals of entities that operate in the same or a related line of business as we do or of investment funds managed by our affiliates. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in our or our shareholders’ best interests. Moreover, the Adviser may establish or sponsor other investment vehicles which from time to time may have potentially overlapping investment objectives with ours and accordingly may invest in, whether principally or secondarily, asset classes we target. While the Adviser generally has broad authority to make investments on behalf of the investment vehicles that it advises, the Adviser has adopted investment allocation procedures to address these potential conflicts. Nevertheless, the management of the Adviser may face conflicts in the allocation of investment opportunities to other entities it manages. As a result, it is possible that we may not be given the opportunity to participate in certain investments made by other funds managed by the Adviser.

Our incentive fee may induce the Adviser to make certain investments, including speculative investments.
The advisory fees payable pursuant to the Advisory Agreement may cause the Adviser to invest in high-risk investments or take other risks. In addition to its management fee, the Adviser is entitled under the Advisory Agreement to receive incentive compensation based in part upon our achievement of specified levels of income. In evaluating investments and other management strategies, the opportunity to earn incentive compensation based on net income may lead the Adviser to place undue emphasis on the maximization of net income at the expense of other criteria, such as preservation of capital, maintaining sufficient liquidity, or management of credit risk or market risk, in order to achieve higher incentive compensation. Investments with higher yield potential are generally riskier or more speculative. This could result in increased risk to the value of our investment portfolio.
We may be obligated to pay the Adviser incentive compensation even if we incur a loss.
The Advisory Agreement entitles the Adviser to incentive compensation for each fiscal quarter in an amount equal to a percentage of the excess of our investment income for that quarter (before deducting incentive compensation, net operating losses, distribution and shareholder servicing fees and certain other items) above a threshold return for that quarter. When calculating our incentive compensation, our pre-incentive
fee net investment income excludes realized and unrealized capital losses that we may incur in the fiscal quarter, even if such capital losses result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter.
We may be required to pay the Adviser incentive compensation on income accrued, but not yet received in cash.
That part of the incentive fee payable by us that relates to our net investment income is computed and paid on income that may include interest that has been accrued but not yet received in cash, such as debt instruments with PIK interest or OID. If a portfolio company defaults on a loan, it is possible that such accrued interest previously used in the calculation of the incentive fee will become uncollectible. Consequently, we may make incentive fee payments on income accruals that we may not collect in the future and with respect to which we do not have a clawback right against the Adviser.

Valuation Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The valuation process for certain of our portfolio holdings creates a conflict of interest.
A substantial portion of our portfolio investments is expected to be in the form of securities for which market quotations are not readily available. Securities that do not have a readily available current market value are valued by the Adviser as our “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The participation of the Adviser’s investment professionals in our valuation process, and Mr. Gladstone’s pecuniary interest in the Adviser may result in a conflict of interest.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is a risk that you may not receive distributions or that distributions may not grow over time.
We intend to distribute at least 90.0% of our investment company taxable income to our shareholders by paying monthly distributions. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year
increases in cash distributions. Furthermore, we expect to retain some or all net realized long-term capital gains by first offsetting them with realized capital losses, and secondly through a deemed distribution to supplement our equity capital and support the growth of our portfolio, although our Board may determine in certain cases to distribute these gains to our shareholders. We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions.

Investing in the Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in the Shares may involve an above average degree of risk.
The investments we intend to make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. Our investments in portfolio companies may be highly speculative, and therefore, an investment in the Shares may not be suitable for someone with lower risk tolerance.

Distributions to our Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions to our shareholders may include a return of capital.
We intend to pay monthly distributions based on then-current estimates of taxable income for each fiscal year, which may differ, and in the past have differed, from actual results. Because our distributions are based on estimates of taxable income that may differ from actual results, future distributions payable to our stockholders may also include a return of capital. Moreover, to the extent that we distribute amounts that exceed our current and accumulated earnings and profits, these distributions constitute a return of capital to the extent of the common shareholder’s adjusted tax basis in its Shares. A return of capital represents a return of a shareholder’s original investment in Shares and should not be confused with a distribution from earnings and profits. Although return of capital distributions may not be taxable, such distributions may increase an investor’s tax liability for capital gains upon the sale of its Shares by reducing the investor’s tax basis in its Shares. Such returns of capital reduce our asset base and also adversely impact our ability to raise debt capital as a result of the leverage restrictions under the 1940 Act, which could have material adverse impact on our ability to make new investments.

Public Health Threats Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Public health threats may adversely impact the businesses in which we invest and affect our business, operating results and financial condition.
Public health threats, such as pandemics, may disrupt the operations of the businesses in which we invest. Such threats can create economic and political uncertainties and can contribute to global economic instability. In the event of a future public health threat, our portfolio companies may face limitations on their business activities for an unknown period of time, including shutdowns that may be requested or mandated by governmental authorities, or that they may experience disruptions in their supply chains or decreased consumer demand. Certain of our portfolio companies may experience increases in health and safety expenses, payroll costs and other operating expenses in response to public health threats. These adverse economic impacts may decrease the value of the collateral securing our loans in such portfolio companies, as well as the value of our equity investments. In addition, these adverse impacts could cause certain of our portfolio companies to have difficulty meeting their debt service requirements, which in turn could lead to an increase in defaults, and/or could diminish the ability of certain of our portfolio companies to engage in liquidity events. These negative impacts on our portfolio companies and their performance may reduce the interest income we receive and/or increase realized and unrealized losses related to our investments, which may, in turn, adversely impact our business, financial condition or results of operations.

Change of Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to restrictions that may discourage a change of control.
The Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of us or to convert us to open-end
status. The Trustees are elected for indefinite terms and do not stand for reelection on a regular basis, although they may stand for reelection in connection with the election of another Trustee. A Trustee may be removed from office without cause only by a vote of two-thirds
of the remaining Trustees or by a vote of the holders of at least two-thirds
of Shares. These voting thresholds are not required under Delaware or federal law. The anti-takeover provisions in the Declaration of Trust promote stability in our governance and limit the risk that we will be subject to changes in control, operational changes or other changes that may not be in the best interests of shareholders. However, these anti-takeover provisions may also inhibit certain changes of control that could benefit shareholders, such as by leading to improvements in our operations, by leading to increased returns of capital to shareholders or through other means. The Declaration of Trust, including the anti-takeover provisions contained therein, was considered and ratified by the Board. See “
Anti-Takeover and Other Provisions in the Declaration of Trust
.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
Contact Personnel Name	David Gladstone
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.83%	[3]
Distribution/Servicing Fees [Percent]		[4]
Incentive Fees [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		[6]
Other Annual Expenses [Percent]	3.40%	[7]
Total Annual Expenses [Percent]	6.48%	[8]
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	190
Expense Example, Years 1 to 5	312
Expense Example, Years 1 to 10	$ 602
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.83%	[3]
Distribution/Servicing Fees [Percent]		[4]
Incentive Fees [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[6]
Other Annual Expenses [Percent]	3.40%	[7]
Total Annual Expenses [Percent]	6.73%	[8]
Expense Example, Year 01	$ 120
Expense Example, Years 1 to 3	243
Expense Example, Years 1 to 5	361
Expense Example, Years 1 to 10	$ 640
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class C Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.83%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Incentive Fees [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[6]
Other Annual Expenses [Percent]	3.40%	[7]
Total Annual Expenses [Percent]	7.48%	[8]
Expense Example, Year 01	$ 74
Expense Example, Years 1 to 3	216
Expense Example, Years 1 to 5	352
Expense Example, Years 1 to 10	$ 662
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class U Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.83%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Incentive Fees [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		[6]
Other Annual Expenses [Percent]	3.40%	[7]
Total Annual Expenses [Percent]	7.23%	[8]
Expense Example, Year 01	$ 72
Expense Example, Years 1 to 3	210
Expense Example, Years 1 to 5	342
Expense Example, Years 1 to 10	$ 647
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class U Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common Shares

[1]	Class C Shares redeemed during the first 365 days after their purchase may be subject to a contingent deferred sales charge.
[2]	The management fee is calculated at an annual rate of 1.25%, payable monthly in arrears, accrued daily based upon our average daily net assets. “Net assets” means the total value of all our assets, less an amount equal to all of our accrued debts, liabilities and obligations and before taking into account any management or incentive fees payable or contractually due but not payable during the period.
[3]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. The figure in the table assumes that we borrow for investment purposes an amount equal to 25% of our weighted average net assets in the initial 12-month period of the offering and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.33%. Our ability to incur leverage during the 12 months following the commencement of this offering depends, in large part, on the amount of money we are able to raise through the sale of Shares registered in this offering and the availability of financing in the market. We do not currently intend to issue preferred shares during the 12 months following effectiveness of the registration statement of which this prospectus forms a part.
[4]	Class C Shares and Class U Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares and Class U Shares, respectively, and is payable on a quarterly basis. See “Plan of Distribution.”
[5]	The incentive fee is payable quarterly in arrears and equals 15.0% of our net investment income (before giving effect to any incentive fee) that exceeds 1.75% of our net assets at the end of the immediately preceding calendar quarter (the “Hurdle Rate”), subject to a “catch-up” feature. The incentive fee with respect to our pre-incentive fee net investment income is payable quarterly to the Adviser and is computed as follows: No incentive fee in any calendar quarter in which our pre-incentive fee net investment income does not exceed the Hurdle Rate; 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the Hurdle Rate but is less than 2.0588% of our net assets in any calendar quarter; and 15.0% of the amount of our pre-incentive fee net investment income, if any, that exceeds 2.0588% of our net assets in any calendar quarter.
[6]	Class A Shares and Class C Shares may charge a shareholder servicing fee of up to 0.25% per year. We may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed Shares. Such services may include electronic processing of client orders, electronic fund transfers between clients and us, account reconciliations with our transfer agent, facilitation of electronic delivery to clients of fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as we or the Adviser may reasonably request.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year and assume average net assets of $75 million.
[8]	“Total Annual Fund Operating Expenses” does not reflect expected expense support payments made by the Adviser pursuant to its Expense Support and Conditional Reimbursement Agreement.
[9]	While neither we nor the Distributor impose a sales charge on Class I Shares, Class C Shares or Class U Shares, if you buy the Class U Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.